           As filed with the Securities and Exchange Commission on June 18, 2003

                                                Securities Act File No. 33-23512
                                        Investment Company Act File No. 811-5629

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-1A

            Registration Statement Under The Securities Act Of 1933          [x]

                          Pre-Effective Amendment No.                        [ ]


                        Post-Effective Amendment No. 53                      [x]


                                     and/or

        Registration Statement Under The Investment Company Act Of 1940      [x]


                               Amendment No. 53                              [x]

                        (Check appropriate box or boxes)

                               ING INVESTORS TRUST
                 (Exact Name of Registrant Specified in Charter)

                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180


            Theresa Kelety                               With copies to:
        ING U.S. Legal Services                      Jeffrey S. Puretz, Esq.
     7337 E. Doubletree Ranch Road                           Dechert
         Scottsdale, AZ 85258                         1775 I Street, N.W.
(Name and Address of Agent for Service)               Washington, DC 20006


                            ------------------------

         It is proposed that this filing will become effective (check appropriate box):


[ ]  Immediately upon filing pursuant to paragraph (b)      [ ]  on (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)      [ ]  on (date) pursuant to paragraph (a)(1)


[ ]  75 days after filing pursuant to paragraph (a)(2)      [x]  on September 2, 2003, pursuant to paragraph
                                                                 (a)(2) of Rule 485



If appropriate, check the following box:

[ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.


================================================================================

ING INVESTORS TRUST

(formerly The GCG Trust)

PROSPECTUS

SEPTEMBER 1, 2003

                                        Stock Funds
                                        ING American Growth Portfolio
                                        ING American International Portfolio
                                        ING American Growth-Income Portfolio

NOT ALL PORTFOLIOS MAY BE AVAILABLE
IN ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

                                                                      [ING LOGO]

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN CERTAIN ING INVESTORS TRUST PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT IS: NOT A BANK DEPOSIT, IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR OBJECTIVES.

THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS

                                                PAGE

INTRODUCTION
 ING Investors Trust.............................3
 Master/Feeder Mutual Fund Structure.............3
 Investment Manager..............................3
 Portfolios and Master Funds.....................3
 Investing through your
 Variable Contract or Qualified Plan.............4
 Why Reading this Prospectus is Important........4

DESCRIPTION OF THE PORTFOLIOS
 ING American Growth Portfolio...................4
 ING American International Portfolio............6
 ING American Growth-Income Portfolio............8

PORTFOLIO FEES AND EXPENSES......................9

SUMMARY OF PRINCIPAL RISKS.......................10

MORE INFORMATION
 Percentage and Rating Limitations...............12
 A Word about Portfolio Diversity................12
 Additional Information about the
 Portfolios and the Master Funds.................13
 Additional Investment Policies..................13
 Temporary Defensive Positions...................13
 Independent Auditors............................13
 Portfolio Distribution..........................13
 Rule 12b-1 Plans................................13


 OVERALL MANAGEMENT OF THE TRUST
  The Investment Manager.........................14
  "Manager of Managers" Structure................15
  Investment Adviser to each Master Fund.........15
  Performance of Master Funds....................18
  Advisory Fee...................................18
  SHARE PRICE....................................19
  TAXES AND DISTRIBUTIONS........................19
  TO OBTAIN MORE INFORMATION....................Back
  ING INVESTORS TRUST TRUSTEES..................Back

                               INTRODUCTION

ING INVESTORS     The ING Investors Trust (the "Trust") is an
TRUST             open-end management investment company. The Trust is a
                  group of mutual funds (referred to individually as a "Portfolio" and collectively, as the "Portfolios"). Not all of the Portfolios are offered in this Prospectus.

MASTER/FEEDER     Each Portfolio described in this Prospectus operates as a
MUTUAL FUND       "feeder fund" which means it invests all of its assets in a
STRUCTURE         separate mutual fund, the "master fund." Each master fund is a series of American Funds Insurance Series(R) ("American
                  Funds") (each a "Master Fund" and collectively, the "Master
                  Funds"). Each Portfolio has the same investment objective and limitations as the Master Fund in which it invests. The
                  Portfolios do not buy investment securities directly. The
                  Master Funds, on the other hand, invest directly in portfolio securities.

                  Under the master/feeder structure, the Trust retains the right to withdraw a Portfolio's assets from the Master Fund. If the Trust were to withdraw a Portfolio's assets, the Trust's Board of Trustees would then consider whether to invest the Portfolio's assets in another master portfolio, request ING Investments, LLC to manage either directly or with a sub-adviser under the investment management agreement between the Trust and ING Investments, LLC, or take other action.

                  Because each Portfolio invests all of its assets in a Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund in which it invests with the result that the Portfolio's expenses may be higher than those of other mutual funds which invest directly in securities. This structure is different from that of other ING Funds and many other investment companies, which directly acquire and manage their own portfolio of securities. Each Master Fund may have other shareholders, each of whom will pay their proportionate share of the Master Fund's expenses.

                  Information about the American Funds and CRMC are provided with their permission and based on information provided by CRMC or derived from the American Funds. The prospectus for each Master Fund is delivered together with this Prospectus.

INVESTMENT        ING Investments, LLC ("ING" or "ING Investments")
MANAGER           serves as the investment adviser to each of the Portfolios.
                  ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries with more than 100,000 employees.

INVESTMENT        Capital Research and Management Company ("CRMC"), serves as
ADVISER TO THE    investment adviser to the Master Funds. CRMC is a wholly
MASTER FUNDS      owned subsidiary of The Capital Group Companies, Inc.

PORTFOLIOS AND    Each Master Fund is a series of American Funds. Each
MASTER FUNDS      Portfolio's Master Fund is listed below:

TRUST FEEDER PORTFOLIO                       AMERICAN FUND MASTER FUND
ING American Growth Portfolio                Growth Fund (Class 2 shares)
ING American International Portfolio         International Fund (Class 2 shares)
ING American Growth-Income Portfolio         Growth-Income Fund (Class 2 shares)

INVESTING         Shares of the Portfolios of the Trust may be offered to
THROUGH YOUR      segregated asset  accounts ("Separate Accounts") of insurance
VARIABLE          companies as investment  options under variable annuity
CONTRACT OR       contracts and variable life insurance policies ("Variable
QUALIFIED PLAN    Contracts"). Shares may also be offered to qualified
                  pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain of the Portfolios' investment advisers and their affiliates.

WHY READING       This Prospectus explains the investment objective, risks and
THIS PROSPECTUS   strategy of each of the Portfolios of the Trust offered in
AND THE MASTER    this Prospectus. Reading the Prospectus and the prospectus of
FUND'S            the Master Funds will help you to decide whether a Portfolio
PROSPECTUS IS     is the right investment for you. You should keep this
IMPORTANT         Prospectus and the prospectus of the Master Funds for future reference.

                          DESCRIPTION OF THE PORTFOLIOS

ING AMERICAN GROWTH PORTFOLIO

INVESTMENT        The Portfolio seeks to make your investment grow.  The
OBJECTIVE         Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL         The Portfolio invests all of its assets in the Master Fund,
INVESTMENT        Class 2 shares of the Growth Fund, a series of American Funds
STRATEGY          Insurance Series(R), a registered open-end investment company.
                  In turn, the Growth Fund seeks to make the shareholders' investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

                  The Growth Fund seeks to achieve its investment objective by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada and not included in the S&P 500 Composite Stock Price Index. The Growth Fund is designed for investors seeking capital appreciation through stocks. Investors in the Growth Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

                  The Growth Fund may invest up to 10% of its assets in debt securities (other than convertible securities) rated Ba and BB or below by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Group ("S&P") or in unrated securities that are determined to be of equivalent quality.

                  Investment of the Portfolio's assets in the Class 2 shares of the Growth Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the

                  Portfolio to withdraw its investment in the Growth Fund.

PRINCIPAL RISKS   The principal risks of investing in the Portfolio by virtue of its investment in the Growth Fund and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio.

                  Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the portfolio counselor of the Growth Fund may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                             Equity Securities Risk
                              Growth Investing Risk
                             Market and Company Ris
                               Market Trends Risk
                             Foreign Investment Risk
                              Debt Securities Risk
                                  Manager Risk

                  Please see "Summary of Principal Risks" following the "Portfolio Fees and Expenses" section for a description of these risks. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information for each of the Portfolio and the Master Fund.

PERFORMANCE       Performance of the Portfolio is not provided since the
                  Portfolio commenced operations in September, 2003.

INVESTMENT        Capital Research and Management Company serves as the
ADVISER TO THE    investment adviser to the Fund. Information about CRMC and
MASTER FUND       the portfolio counselors managing the Growth Fund is set out below under "Management of the Master Funds."

ING AMERICAN INTERNATIONAL PORTFOLIO

INVESTMENT        The Portfolio seeks to make your investment grow over time.
OBJECTIVE         The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL         The Portfolio invests all of its assets in the Master Fund,
INVESTMENT        Class 2 shares of the International Fund, a series of American
STRATEGY          Funds Insurance Series(R), a registered open-end investment company. In turn, the International Fund seeks to make shareholders' investment grow over time by investing primarily in common stocks of companies located outside the United
                  States.

                  The International Fund seeks to achieve its investment objective by investing primarily in common stocks of companies located outside the United States. The International Fund is designed for investors seeking capital appreciation through stocks. Investors in the International Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

                  The International Fund may invest up to 5% of its assets in debt securities (other than convertible securities) rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

                  Investment of the Portfolio's assets in the Class 2 shares of the International Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the International Fund.

PRINCIPAL RISKS   The principal risks of investing in the Portfolio by
                  virtue of its investment in the International Fund and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio.

                  Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the portfolio counselor may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                             Equity Securities Risk
                             Foreign Investment Risk
                                  Currency Risk
                              Emerging Market Risk
                             Market and Company Risk
                               Market Trends Risk
                                 Liquidity Risk
                              Debt Securities Risk
                                  Manager Risk

                  Please see "Summary of Principal Risks" following the "Portfolio Fees and Expenses" section for a description of these risks. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information for each of the Portfolio and the Master Fund.

PERFORMANCE       Performance of the Portfolio is not provided since the
                  Portfolio commenced operations in September, 2003.

INVESTMENT        Capital Research and Management Company serves as the
ADVISER TO THE    investment adviser to the Fund. Information about CRMC and
MASTER FUND       the portfolio counselors managing the International Fund is set out below under "Management of the Master Funds."

ING AMERICAN GROWTH-INCOME PORTFOLIO

INVESTMENT        The Portfolio seeks to make your investment grow and provide
OBJECTIVE         you with income over time.  The Portfolio's investment
                  objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL         The Portfolio invests all of its assets in the Master Fund,
INVESTMENT        shares of the Growth-Income Fund, a series of American Funds
STRATEGY          Insurance Series(R), a registered open-end investment company.
                  In turn, the Growth-Income Fund seeks to make shareholders' investment grow and to provide shareholders with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

                  The Growth-Income Fund seeks to achieve its investment objective by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The Growth-Income Fund may invest up to 10% of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Stock Price Index. The Growth-Income Fund is designed for investors seeking both capital appreciation and income.

                  The Growth-Income Fund may invest up to 10% of its assets in debt securities (other than convertible securities) rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

                  Investment of the Portfolio's assets in the Class 2 shares of the Growth-Income Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Growth-Income Fund.

PRINCIPAL RISKS   The principal risks of investing in the Portfolio by
                  virtue of its investment in the Growth-Income Fund and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio.

                  Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated objective. The strategy employed by the portfolio counselor may not produce the intended results. Your investment in the Portfolio is subject to the following principal risks:

                             Equity Securities Risk
                             Market and Company Risk
                                  Manager Risk
                             Foreign Investment Risk
                              Debt Securities Risk

                  Please see "Summary of Principal Risks" following the "Portfolio Fees and Expenses" section for a description of these risks. This Prospectus and the prospectus of the master funds do not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information for each of the Portfolio and the Master Fund.

PERFORMANCE       Performance of the Portfolio is not provided since the
                  Portfolio commenced operations in September, 2003.

INVESTMENT        Capital Research and Management Company serves as the
ADVISER TO THE    investment adviser to the Fund. Information about CRMC and
MASTER FUNDS      the portfolio counselors managing the Growth-Income Fund is set out below under "Management of the Master Funds."

                           PORTFOLIO FEES AND EXPENSES

The table that follows shows the estimated operating expenses paid each year by a Portfolio. Expenses for each Portfolio are estimated because the Portfolios commenced operations in 2003. The table reflects the expenses of each Portfolio and its corresponding Master Fund. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.

                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)

                                           DISTRIBUTION
                             MANAGEMENT       (12B-1)        OTHER      TOTAL OPERATING
                               FEE(2)         FEE(3)        EXPENSES       EXPENSES
                             ----------    -------------    --------    ---------------
ING American Growth             0.38%          0.75%         [___]%         [___]%
ING American International      0.57%          0.75%         [___]%         [___]%
ING American Growth-Income      0.33%          0.75%         [___]%         [___]%

(1) This table shows the estimated operating expenses for the Portfolios as a ratio of expenses to average daily net assets. Because the Portfolios are new, "Other Expenses," shown above, are estimated for the current fiscal year. This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.

(2) Each of the Growth Fund, International Fund and Growth-Income Fund Master Fund charges a management fee for advisory expenses of 0.38%, 0.57% and 0.33%, respectively. Pursuant to its investment management agreement with the Trust, ING Investments, LLC charges a maximum annual advisory fee equal to ____%, ___% and __% of average daily net assets for the ING American Growth Portfolio, ING American International Portfolio, and ING American Growth-Income Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments, LLC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

(3) Shares of each Portfolio are subject to a Rule 12b-1 fee at an annual rate of 0.50% of average daily net assets payable to Directed Services, Inc. ("DSI"). In addition, Class 2 shares of each of the Growth Fund, the International Fund and the Growth-Income Fund pay 0.25% of average net assets annually pursuant to a Plan of Distribution or 12b-1 plan. Class 2 shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses.

EXAMPLE This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the shares operating expenses remain the same. The Example does not reflect the expenses of any variable insurance contract that may use the Portfolio as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR(1)     3 YEARS(1)
                                        ---------     ----------
ING American Growth                         $              $
ING American International                  $              $
ING American Growth-Income

(1) This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.

                           SUMMARY OF PRINCIPAL RISKS

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE "DESCRIPTIONS OF THE PORTFOLIOS" AND ARE DESCRIBED IN THIS SECTION. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPALS RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENT MADE BY A PORTFOLIO CAN CHANGE OVER TIME. ADDITIONAL INVESTMENT POLICIES AND RISKS OF THE MASTER FUNDS ARE SET FORTH IN THE STATEMENT OF ADDITIONAL INFORMATION OF THE MASTER FUND WHICH IS AVAILABLE UPON REQUEST.

CURRENCY RISK. Investments directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, investments in foreign currency-denominated securities may reduce the value of an investment.

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than market price of shorter term securities. In addition, changes in interest rates can affect the rate at which income on maturing instruments can be reinvested.

EMERGING MARKET RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

GROWTH INVESTING RISK. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. The market may not favor growth-oriented stocks or may not favor equities at all.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. Investments in illiquid securities may reduce returns because of a possible inability to sell the illiquid securities at an advantageous time or price and because illiquidity can reduce the value of a security. Principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A portfolio counselor of a Master Fund will apply investment techniques and risk analyses in making investment decisions for a Master Fund, but there can be no assurance that these will achieve the Portfolio's objective, and a portfolio counselor could do a poor job in executing an investment strategy. Individuals primarily responsible for managing a Master Fund may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment may still trail returns from the overall stock market.

MARKET TRENDS RISK. From time to time, the stock market may not favor the type or style of securities in which a Portfolio or Master Fund invests.

[REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements. Repurchase agreements involve the acquisition by a Portfolio of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in effect a loan collateralized by securities. The Portfolio's risk in a repurchase transaction is that the seller may not be able to pay the agreed-upon sum on the delivery date. In the event of default by the seller, the instrument purchased may decline in value, interest payable on the instruments may be lost and the Portfolio may incur expense or delay in liquidating the instrument.]

PORTFOLIO TURNOVER. Portfolio changes of the Master Fund may be made regardless of the length of time particular investments have been held. Each Master Fund anticipates that its annual portfolio turnover rate will not exceed 100%. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs which may have an adverse impact on performance. The portfolio turnover rate of each Master Fund will vary from year to year, as well as within a year.

                                MORE INFORMATION

PERCENTAGE AND    Unless otherwise stated, the percentage and rating limitations
RATING            in this Prospectus apply at the and time of investment.
LIMITATIONS

A WORD ABOUT      Each Portfolio in this Prospectus is diversified, as defined
PORTFOLIO         in the Investment Company Act of 1940. A diversified Portfolio
DIVERSITY         may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities and securities of other investment companies). Investment restrictions are fundamental if so designated in this Prospectus or Statement of Additional Information. This means they may not be modified or changed without a vote of the shareholders.

ADDITIONAL        The Statement of Additional Information of the Portfolios is
INFORMATION       made a part of this Prospectus. You may obtain a copy of the
ABOUT THE         Statement of Additional  Information of the Portfolios and the
PORTFOLIOS AND    Statement of Additional Information  of the Master Funds
THE MASTER FUNDS  without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website http://www.sec.gov.

ADDITIONAL        Additional investment policies of the Master Funds are set
INVESTMENT        forth in the Statement of Additional Information of the Master
POLICIES          Funds which is available upon request, without charge, by
                  calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website http://www.sec.gov.

TEMPORARY         Each Master Fund may also hold cash or money market
DEFENSIVE         instruments. The size of the a Master Fund's cash position
POSITIONS         will vary and will depend on various factors, including market conditions and purchase and redemptions of fund shares. A larger cash position could detract from the achievement of the Master Fund's objective in a period of rising market prices;
                  conversely, it would reduce the Master Fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

INDEPENDENT       KPMG LLP, 355 South Grand Avenue, Los Angeles, CA 90071,
AUDITORS          serves as the Portfolios' independent auditors.

PORTFOLIO         Directed Services, Inc. ("DSI") is the principal underwriter
DISTRIBUTION      and distributor of each Portfolio. It is a New York
                  corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

                  DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

RULE 12B-1 PLANS  Shares of each Portfolio are subject to a Rule
                  12b-1 fee at an annual rate of up to 0.50% of average daily net assets. In addition, each Master Fund pays a Rule 12b-1 fee of 0.25% of average annual net assets of the Master Fund. The Rule 12b-1 fees are paid for the sale and distribution of shares and for services provided to shareholders and contract owners.

                  Rule 12b-1 fees are paid out of a Portfolio's assets (including the assets of the Master Fund) on an ongoing basis. Therefore, these fees will increase the cost of an investment in a Portfolio and may, over time, be greater than other types of sales charges.

INTERESTS OF THE  The Portfolios are available to serve as investment options
HOLDERS OF        under variable  annuity contracts, variable life contracts,
VARIABLE          and custodial accounts. The Portfolios currently do not
INSURANCE         foresee any disadvantages to investors if a  Portfolio serves
CONTRACTS AND     as an investment medium for variable annuity contracts and variable life insurance policies and offers its shares directly to Qualified Plans. However, it is possible that the interests of

POLICIES AND      owners of variable annuity contracts, variable life insurance
QUALIFIED PLANS   policies and Qualified Plans, for which the Portfolios
                  serve as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices.

HOUSEHOLDING      To reduce expenses, we may mail only one copy of this
                  Prospectus and the Master Funds' prospectus and each annual and semi-annual report of the Portfolios to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800)
                  992-0180 or your financial consultant. We will begin sending you individual copies thirty days after receiving your request.

                         OVERALL MANAGEMENT OF THE TRUST

THE INVESTMENT    ING Investments, LLC ("ING" or "ING Investments"), an
MANAGER           Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING has overall responsibility for the management of the Portfolios. ING provides or oversees investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspect of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. In the event a Portfolio's assets are withdrawn from the corresponding Master Fund, ING may assume direct management of the Portfolio or may oversee a sub-adviser to manage the Portfolio's assets.

                  ING is registered as an investment adviser with the U.S. Securities and Exchange Commission. ING is an indirect, wholly-owned subsidiary of ING Groep, N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries with more than 100,000 employees.

                  As of ____, 2003, ING managed over $___ billion in assets.

                  ING Investments' principal address is 733 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

"MANAGER OF       ING Investments, subject to the supervision of the Board of
MANAGERS"         Trustees of the Trust, (the "Board"), acts as a "manager-of-
STRUCTURE         managers" for the Trust. In this capacity, ING oversees the
                  Trust's day-to-day operations and oversees the investment activities of each Portfolio. On May 24, 2002, the Trust and
                  ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace a non-affiliated sub-adviser for a Portfolio, as well as change the terms of a contract with a non-affiliated portfolio manager without submitting the contract to a vote of the portfolio's shareholders. Should ING Investments manage the assets of the Portfolios directly, it may select sub-advisers to manage the day-to-day to provide sub-advisory services to the Portfolios without obtaining shareholder approval. Under the exemptive relief permitting the manager-of-managers arrangements, the Trust will will notify shareholders of any change in the identity of a sub-adviser to a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change. ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.

                         MANAGEMENT OF THE MASTER FUNDS

INVESTMENT        Capital Research and Management Company ("CRMC"), an
ADVISER           experienced investment management organization founded in 1931
TO EACH MASTER    serves as investment adviser to each Master Fund and to other
FUND              mutual funds, including those in The American Funds Group.
                  CRMC, a wholly owned subsidiary of The Capital Group
                  Companies, Inc., is headquartered at 333 South Hope Street,
                  Los Angeles, CA 90071. CRMC manages the investment portfolio and business affairs of each Master Fund. As of _____, 2003, CRMC managed over $____ in assets. Capital Research Management
                  Company manages the investment portfolio and business affairs of each Master Fund.

                  The total management fee paid by each Master Fund, as a percentage of average net assets, for the fiscal year ended December 31, 2002 is as follow:

                     Growth Fund                         0.38%
                     International Fund                  0.57%
                     Growth-Income Fund                  0.33%

                  CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system, the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by CRMC's investment committee. In addition, CRMC's research professionals may make investment decisions with respect to a portion of a fund's portfolio.

The primary portfolio counselors for the Growth Fund are listed below.

                                                             APPROXIMATE YEARS OF EXPERIENCE AS
                                                                 AN INVESTMENT PROFESSIONAL
                                                                 --------------------------
PORTFOLIO COUNSELOR     PRIMARY TITLE        YEARS OF          WITH CRMC OR        TOTAL YEARS
  (FUND TITLE, IF         WITH CRMC        EXPERIENCE AS        AFFILIATES
    APPLICABLE)                              PORTFOLIO
                                          COUNSELOR (AND
                                             RESEARCH
                                         PROFESSIONAL, IF
                                            APPLICABLE
                                          (APPROXIMATE))
Donald D. O'Neal      Senior Vice        12 years (plus 4           18                 18
(President and        President,         years prior
Trustee)              Capital Research   experience as a
                      and Management     research
                      Company            professional for
                                         the fund)

Gordon Crawford       Senior Vice        9 years (plus 5            32                 32
                      President and      years prior
                      Director,          experience as a
                      Capital Research   research
                      and Management     professional for
                      Company            the fund)

James E. Drasdo       Senior Vice        16 years                   26                 31
                      President,
                      Capital Research
                      and Management
                      Company

J. Blair Frank        Vice President,    3 years (plus 3            8                   9
                      Capital Research   years prior
                      and Management     experience as a
                      Company            research
                                         professional for
                                         the fund)

The primary portfolio counselors for the International Fund are listed below.

                                                             APPROXIMATE YEARS OF EXPERIENCE AS
                                                                 AN INVESTMENT PROFESSIONAL
                                                                 --------------------------
PORTFOLIO COUNSELOR     PRIMARY TITLE        YEARS OF          WITH CRMC OR        TOTAL YEARS
  (FUND TITLE, IF         WITH CRMC        EXPERIENCE AS        AFFILIATES
    APPLICABLE)                              PORTFOLIO
                                          COUNSELOR (AND
                                             RESEARCH
                                         PROFESSIONAL, IF
                                            APPLICABLE
                                          (APPROXIMATE))
Robert W. Lovelace    President and      9 years                    18                 18
(Vice President)      Director,
                      Capital Research
                      Company

                                                             APPROXIMATE YEARS OF EXPERIENCE AS
                                                                 AN INVESTMENT PROFESSIONAL
                                                                 --------------------------
PORTFOLIO COUNSELOR     PRIMARY TITLE        YEARS OF          WITH CRMC OR        TOTAL YEARS
  (FUND TITLE, IF         WITH CRMC        EXPERIENCE AS        AFFILIATES
    APPLICABLE)                              PORTFOLIO
                                          COUNSELOR (AND
                                             RESEARCH
                                         PROFESSIONAL, IF
                                            APPLICABLE
                                          (APPROXIMATE))
Alwyn Heong           Senior Vice        7 years                    11                 15
                      President,
                      Capital Research
                      Company
Darcy B. Kopcho       Director,          1 year (plus 5             17                 17
                      Capital Research   years prior

                      and Management     experience as a
                      Company            Research
                                         Professional for
                                         the fund)

The primary portfolio counselors for the Growth-Income Fund are listed below.

                                                             APPROXIMATE YEARS OF EXPERIENCE AS
                                                                 AN INVESTMENT PROFESSIONAL
                                                                 --------------------------
PORTFOLIO COUNSELOR     PRIMARY TITLE        YEARS OF          WITH CRMC OR        TOTAL YEARS
  (FUND TITLE, IF         WITH CRMC        EXPERIENCE AS        AFFILIATES
    APPLICABLE)                              PORTFOLIO
                                          COUNSELOR (AND
                                             RESEARCH
                                         PROFESSIONAL, IF
                                            APPLICABLE
                                           (APPROXIMATE)
James K. Dunton,      Senior Vice        19 years (since            41                 41
(Chairman of the      President and      the fund began
Board and Principal   Director,          operations)
Executive Officer)    Capital Research
                      and Management
                      Company

Alan N. Berro         Senior Vice        7 years (plus 4            12                 17
(Vice President)      President,         years prior
                      Capital Research   experience as a
                      Company            research professional
                                         for the fund)

Claudia P.            Senior Vice        7 years (plus 5            28                 30
Huntington            President,         years prior
(Vice President)      Capital Research   experience as a
                      and Management     research
                      Company            professional for
                                         the fund)

                                                             APPROXIMATE YEARS OF EXPERIENCE AS
                                                                 AN INVESTMENT PROFESSIONAL
                                                                 --------------------------
PORTFOLIO COUNSELOR     PRIMARY TITLE        YEARS OF          WITH CRMC OR        TOTAL YEARS
  (FUND TITLE, IF         WITH CRMC        EXPERIENCE AS        AFFILIATES
    APPLICABLE)                              PORTFOLIO
                                          COUNSELOR (AND
                                             RESEARCH
                                         PROFESSIONAL, IF
                                            APPLICABLE
                                           (APPROXIMATE)
Robert G. O'Donnell   Vice President     13 Years (plus 1           28                 31
                      and Director,      year prior
                      Capital Research   experience as a
                      and Management     research
                      Company            professional for

                                         the fund)

PERFORMANCE OF    The table shows you the historical performance of each Master
MASTER FUNDS      Fund. The table presents total annualized returns of each
                  Master Fund for the periods shown below through December 31, 2002, adjusted to reflect current expenses of each Portfolio.
                  The information below does not present the performance of the Portfolios, since the Portfolios had not yet commenced operations. Rather, the table presents the historical performance of the Master Funds, adjusted for the expenses of the Portfolios, as if the Portfolios had invested in the Master Funds for the periods presented. Performance information does not reflect the expenses of any Variable
                  Contract, and performance would be lower if it did.

                            1 Year(1)    5 Years(1)  Since Inception of Master
                                                       Fund or 10 Years(1)(2)
                            --------     ---------   ----------------------
American Growth Fund        [____]%       [____]%             [____]%

American International      [____]%       [____]%             [____]%
Fund

American Growth-Income      [____]%       [____]%             [____]%
Fund

(1) Performance is net of expenses of the Master Fund and expenses of the Portfolio, the latter of which are estimated, expressed as a ratio of expenses to average daily net assets, as follows: _% for the ING American Growth Portfolio, ___% for the ING American International Portfolio, and __% for the ING American Growth-Income Portfolio, which includes a 12b-1 fee at an annual rate of 0.50%.

(2) Each of the Growth Fund and Growth-Income Fund commenced operations as of February 8, 1984; the International Fund commenced operations as of May 1, 1990.

ADVISORY FEE      Under the master/feeder structure, each Portfolio pays CRMC a management fee based on the average daily net assets of the Master Fund. Under the master/feeder structure, the Trust retains the right to withdraw a Portfolio's assets from the Master Fund. If the Trust were to withdraw a Portfolio's assets, the Trust's Board of Trustees would then consider whether to invest the Portfolio's assets in another master portfolio, request ING Investments, LLC to manage either directly or with a sub-adviser under the investment management agreement between the Trust and ING

                  Investments, LLC, or take other action.

                                   SHARE PRICE

The net asset value (NAV) per share for each class of each Portfolio is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Portfolios do not price shares, the NAV of a Portfolio that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

Securities of each Master Fund are valued at their NAV.

                             TAXES AND DISTRIBUTIONS

Each Portfolio of the Trust distributes its net investment income, if any, on its outstanding shares annually. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share net asset value by the per share amount paid.

Each Portfolio of the Trust intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

In order for the separate accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total investments is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S.

Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

Since the sole shareholders of the Portfolios will be separate accounts, no discussion is included in this Prospectus as to the tax aspects at the shareholder level. The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

TO OBTAIN
MORE INFORMATION

A Statement of Additional Information, dated September
1, 2003, has been filed with the Securities and Exchange
Commission, and is made a part of this prospectus by reference.

Additional information about the ING Investors Trust's investments is available in the ING Investors Trust's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the ING Investors Trust's performance during its last fiscal year.

To obtain a free copy of these documents or to make inquiries about the portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale,
Arizona 85258 or call (800) 366-0066.

Information about the ING Investors Trust can be reviewed and copied at the Securities and Exchange
Commission ("SEC") Public Reference Room in Washington,
D.C. Information about the operation of the Public
Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address:
publicinfo@sec.gov, or by writing the SEC's Public
Reference Section, Washington, D.C. 20549-0102.

THE ING INVESTORS TRUST
TRUSTEES

Paul S. Doherty

J. Michael Earley

R. Barbara Gitenstein

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

Blaine E. Rieke

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer




SEC File No. 811-5629

        [ING LOGO]

                               ING INVESTORS TRUST
                            (formerly, The GCG Trust)

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED SEPTEMBER 1, 2003

                          ING American Growth Portfolio
                      ING American International Portfolio
                      ING American Growth-Income Portfolio
         (individually a "Portfolio" and collectively, the "Portfolios")

This Statement of Additional Information ("SAI") pertains only to the Portfolios listed above, each of which is a separate series of ING Investors Trust, formerly The GCG Trust (the "Trust"). This SAI is not a prospectus. It should be read in conjunction with the Prospectus dated September 1, 2003. This SAI is incorporated by reference in its entirety into the Prospectus. The information in this SAI expands on information contained in the Prospectus. The Prospectus can be obtained without charge by contacting the Trust at the phone number or address below.


                               ING INVESTORS TRUST
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                                 (800) 992-0180

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                TABLE OF CONTENTS

INTRODUCTION............................................................         1
HISTORY OF THE TRUST....................................................         1
THE PORTFOLIOS..........................................................         1
MASTER/FEEDER STRUCTURE.................................................         1
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES.....................         3
   Investment Strategies and Risks......................................         3
   Master Funds.........................................................         3
   Portfolios...........................................................         3

INVESTMENT RESTRICTIONS.................................................        41

MANAGEMENT OF THE TRUST.................................................        44
   Share Ownership Policy...............................................        45
   Trustees' Portfolio Equity Ownership Positions.......................        45
   Board Committees.....................................................        46
   Frequency of Board Meetings..........................................        46
   Compensation of Trustees.............................................        47
   Ownership of Shares..................................................        47
   Control Persons and Principal Shareholders...........................        47
   The Investment Manager to the Portfolios.............................        48
   Investment Adviser to the Master Funds...............................        50
   Distributor; 12b-1 Plans.............................................        51
   Rule 12b-1 Plans of the Portfolios...................................        51
   Rule 12b-1 Plans of the Master Funds.................................        52
   Code of Ethics.......................................................        52

PORTFOLIO TRANSACTIONS AND BROKERAGE....................................        52
   Brokerage and Research Services......................................        52
   Portfolio Turnover...................................................        52

NET ASSET VALUE.........................................................        52
   Determination of Net Asset Value of the Portfolios...................        52
   Determination of Net Asset Value of the Master Funds.................        54

PERFORMANCE INFORMATION.................................................        54
TAXES...................................................................        57
OTHER INFORMATION.......................................................        59
   Capitalization.......................................................        59
   Voting Rights........................................................        59
   Purchase of Shares...................................................        59
   Redemption of Shares.................................................        60
   Exchanges............................................................        60
   Custodian and Other Service Providers of the Portfolios..............        60
   Custodian of the Master Funds........................................        60
   Independent Auditors.................................................        60
   Legal Counsel........................................................        60
   Registration Statement...............................................        61
   Reports to Shareholders..............................................        61

                                  INTRODUCTION

         This SAI is designed to elaborate upon information contained in the Prospectus for the Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of the Portfolios' securities and some investment techniques. Some of the Portfolios' investment techniques are described only in the Prospectus and are not repeated in this SAI. Captions and defined terms in this SAI generally correspond to like captions and terms in the Portfolios' Prospectus. Terms not defined in this SAI have the meanings given them in the Prospectus.

                              HISTORY OF THE TRUST

         The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 37 investment portfolios. The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objective(s), policies and restrictions. This SAI pertains only to the following three (3) Portfolios: ING American Growth Portfolio, ING American International Portfolio and ING American Growth-Income Portfolio.

         On January 31, 1992, the name of the Trust was changed to The GCG Trust. Prior to that date, the name of the Trust was The Specialty Managers Trust. Effective May 1, 2003, the name of the Trust changed to ING Investors Trust. Each Portfolio is a "diversified company" within the meaning of that term under the Investment Company Act of 1940 (the "1940 Act"). The 1940 Act generally requires that, with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer. and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities and securities of other investment companies). The Trust is governed by a Board of Trustees ("Board") which has the responsibility for the overall management of the Trust.

                                 THE PORTFOLIOS

         This SAI pertains only to the ING American Growth Portfolio, ING American International Portfolio and ING American Growth-Income Portfolio. The investment objective of each Portfolio is not fundamental and, therefore, can be changed by the Board without the approval of a majority (as defined in the 1940
Act) of the respective Portfolio's outstanding voting securities.

                             MASTER/FEEDER STRUCTURE

         Each Portfolio (each a "Feeder Portfolio" and, collectively, the "Feeder Portfolios") invests all of its assets in a series of American Funds Insurance Series (each a "Master Fund" and collectively, the "Master Funds") in a master-feeder structure. The Portfolios do not buy investment securities directly. Instead, each Portfolio invests in a Master Fund which in turn purchases investment securities. Each Portfolio's Master Fund is listed below:

                        FEEDER PORTFOLIO                                                  MASTER FUND
ING American Growth Portfolio                                      Growth Fund (Class 2 shares) ("Growth Fund")

ING American International Portfolio                               International Fund (Class 2 shares) ("International Fund")

ING American Growth-Income Portfolio                               Growth-Income Fund (Class 2 shares) ("Growth-Income Fund")

         The investment adviser for the Master Funds is Capital Research and Management Company ("CRMC"), an investment management organization founded in 1931. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. In addition to selling its shares to the Feeder Portfolio, each Master Fund has and may continue to sell its shares to other mutual funds or other accredited investors ("Interestholders"). The expenses and, correspondingly, the returns of other Interestholders in a Master Fund may differ from those of the corresponding Feeder Portfolio.

         The Board believes that, as other investors invest their assets in a Feeder Fund and Interestholders invest their assets in the corresponding Master Fund in which the Feeder Portfolio invests, certain economic efficiencies may be realized with respect to the Feeder Portfolio and the Master Fund. For example, fixed expenses that otherwise would have been borne solely by a Master Fund (and the other Interestholders in that Master Fund) or the corresponding Feeder Portfolio would be spread across a larger asset base as more Interestholders invest in the Master Fund. However, if an investor or an Interestholder withdraws its investment from a Master Fund or Feeder Portfolio, respectively, the economic efficiencies (e.g., spreading fixed expenses across a larger asset base) that the Board believes should be available through investment in the Feeder Portfolio, and in turn, the Master Fund, may not be fully achieved or maintained. In addition, given the relatively complex nature of the master-feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value would be affected at the master and/or feeder level.

         Under the master/feeder structure, the Trust retains the right to withdraw a Feeder Portfolio's assets from the Master Fund. If the Trust were to withdraw a Feeder Portfolio's assets, the Trust's Board would then consider whether to invest the Feeder Portfolio's assets in another master portfolio, ask ING Investments, LLC to manage either directly or with a sub-adviser under the investment management agreement between the Trust and ING Investments, LLC, or take other action.

         Investment of each Feeder Portfolio's assets in its corresponding Master Fund is not a fundamental policy of any Feeder Portfolio and a shareholder vote is not required for any Feeder Portfolio to withdraw its investment from its corresponding Master Fund.

         The board of trustees of each Master Fund formulates the general policies of each Master Fund and meets periodically to review each Master Fund's performance, monitor investment activities and practices and discuss other matters affecting each Master Fund.

 THE STATEMENT OF ADDITIONAL INFORMATION FOR THE AMERICAN FUND MASTER FUNDS IS
       DELIVERED TOGETHER WITH THIS STATEMENT OF ADDITIONAL INFORMATION.

               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

INVESTMENT STRATEGIES AND RISKS

MASTER FUNDS

         The investment techniques of each Master Fund are described in the statement of additional information for the Master Funds which is delivered together with this SAI.

PORTFOLIOS

         The following supplements the discussion in the Portfolios' Prospectus and in the Master Funds' Prospectus and Statement of Additional Information of the investment strategies, policies and risk of each Portfolio and its Master Fund. Because a Feeder Portfolio invests all of its assets in a Master Fund, these investment strategies and policies may be changed without approval of the shareholders of the Portfolios. The Statement of Additional Information for the Master Funds is delivered together with this SAI.

COMMON STOCK AND OTHER EQUITY SECURITIES

Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives a Master Fund the right to vote on measures affecting the company's organization and operations. Equity securities also include convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

HIGH YIELD BONDS

         "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa by Moody's or BBB by Standard & Poor's, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in a Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.

         High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Master

Fund may incur additional expenses to seek recovery. The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds, which could adversely affect the price at which a high yield bond is sold. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

MORTGAGE-BACKED SECURITIES.

         Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property. Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, a Portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Mortgage-backed securities issued by Ginnie Mae are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although Ginnie Mae guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities.

         Early repayments of principal on the underlying mortgages may expose a Master Fund and a Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase. Conversely, when interest rates are rising, the rate of prepayment tends to decrease. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES.

         Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

ASSET-BACKED SECURITIES.

         Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Portfolio's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

         Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

ZERO-COUPON

         Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The value of zero-coupon bonds is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently, and may involve greater credit risk than such bonds.

INFLATION-INDEXED BONDS

         Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

         The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

WARRANTS

         The Portfolios may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause a Portfolio to suffer losses that it would not otherwise sustain.

         Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

FLOATING RATE SECURITIES

         Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure. Floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

FOREIGN SECURITIES

         Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each of these Portfolios may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the Portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

         There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies.

Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

         Securities traded in emerging market countries may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Portfolio's investment.

DEPOSITARY RECEIPTS

         ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

REPURCHASE AGREEMENTS

         In general, the term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Portfolio is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

OTHER INVESTMENT COMPANIES

         All Portfolios may invest in shares issued by other investment companies. Each Portfolio has adopted a non-fundamental investment restriction to enable it to invest in its corresponding Master Fund or another master portfolio. As a shareholder in any investment company, a Portfolio will bear its ratable share of the investment company's expenses, including management fees in the case of a management investment company.

ILLIQUID SECURITIES

         Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when the Investment Manager or sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Portfolios to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition, Because of the nature of these securities, a considerable period of time may elapse between a Portfolio's decision to dispose of these securities and the time when a Portfolio is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Trust's Board.

RESTRICTED SECURITIES

         Restricted securities include securities that are not registered under the 1933 Act ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). The Trust's Board, based upon information and recommendations provided by the Investment Manager or sub-adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. The Board has adopted guidelines and has delegated to the Investment Manager or sub-adviser the daily function of determining and monitoring the liquidity of Rule 144A securities. The Board, however, has retained sufficient oversight and is ultimately responsible for the determinations. This investment practice could have the effect of decreasing the level of liquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the investment Portfolio. Subject to the limitation on investments in illiquid investments and subject to the diversification requirements of the Code, the Portfolios may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Portfolios' inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other 144A securities do not have registration rights attached when first issued. As such, these securities can only be bought from and sold to "QIBs." Nonetheless, a small market exists for trading 144A securities. The Portfolio may not be able to sell these securities when the Investment Manager or sub-adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities..

BORROWING

         Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Portfolio's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of a fund's shares. A fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Reverse repurchase agreements generally are considered to be a form of borrowing.

REAL ESTATE INVESTMENT TRUSTS.

         REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. A Master Fund or a Portfolio will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs.

         Risks of investing in the real estate industry include, among others:

         -        possible declines in the value of real estate;

         -        adverse general or local economic conditions;

         -        possible lack of availability of mortgage funds;

         -        overbuilding;

         -        extended vacancies of properties;

         - increases in competition, property taxes and operating expenses;

         -        changes in zoning or applicable tax law;

         - costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

         -        casualty or condemnation losses;

         - uninsured damages from floods, earthquakes or other natural disasters;

         -        limitations on and variations in rents; and

         -        unfavorable changes in interest rates.

         In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

SMALL COMPANIES

         Small companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

      Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability to dispose of such securities may be greatly limited, and a Master Fund may have to continue to hold such securities during periods when CRMC would otherwise have sold the security.

UNSEASONED COMPANIES

      Unseasoned companies are those that have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

TEMPORARY DEFENSIVE INVESTMENTS

      For temporary and defensive purposes, each Portfolio may invest up to 100% of its total assets in investment grade fixed income securities (including short-term U.S. government securities, investment grade debt-instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes), preferred stock and repurchase agreements. Each Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.

      Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and this SAI will apply at the time of investment. A Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE PORTFOLIOS

      The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Portfolio's outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of that Portfolio's voting securities present at a meeting if the holders of more than 50% of that Portfolio's outstanding voting securities are present or represented by proxy, or (2) more than 50% of that Portfolio's outstanding voting securities. The investment objectives and all other investment policies or practices of the Portfolios are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval.

      FOR THE ING AMERICAN GROWTH PORTFOLIO, ING AMERICAN INTERNATIONAL PORTFOLIO AND ING AMERICAN GROWTH-INCOME PORTFOLIO :

      A Portfolio may not:

1. May not issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit a Portfolio to: (i) enter into commitments to purchase securities in accordance with a Portfolio's investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and
      (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2. May not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3. May not act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4. May not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

5. May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6. May not make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Portfolio may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

7. Shall be a "diversified company" as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

8. May not "concentrate" its investments in a particular industry except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or
      (iii) repurchase agreements (collateralized by the instruments described in clause (ii), (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

      If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by a Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if a Portfolio's holdings of illiquid securities exceeds 15% because of changes in the value of a Portfolio's investments, a Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Portfolio. Otherwise, a Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets.

NON-FUNDAMENTAL INVESTMENT RESTRICTION OF THE PORTFOLIOS

      Each Portfolio has adopted the following non-fundamental investment restriction to enable it to invest in its corresponding Master Fund:

                  Notwithstanding any other investment policy of the Portfolio, the Portfolio may invest all of its net assets in an open-end management investment company having the same investment objective and limitations as the Portfolio.

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE MASTER FUNDS

      The Growth Fund, International Fund and Growth-Income Fund have adopted the following fundamental policies and investment restrictions that may not be changed without shareholder approval by holders of a majority of its outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of
(i) 67% of more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy; or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a fund.

         If a change in a Master Fund's investment restrictions are submitted to the holders of the Trust's outstanding submits an investment restriction change to the holders of the Trust's outstanding voting securities, the matter will be deemed to be acted upon with respect to a Portfolio if a majority of the outstanding voting securities of the Portfolio vote for approval of the matter, notwithstanding (1) that the matter has not been approved by the holder's of a majority of the outstanding voting securities of any other Portfolio affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Trust.

         The Growth Fund, International Fund and Growth-Income Fund may not:

1. Invest more than 5% of the value of the total assets of the Master Fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitations with respect to 75% of the fund's total assets.

2. As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

3. Invest more than 25% of the Master Fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the Fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

4. Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

5. Purchase commodities or commodity contracts; except that the International Fund may engage in transactions involving currencies (including forward or futures contracts and put and call options).

6. Invest in companies for the purpose of exercising control or management.

7.       Make loans to others except for (a) the purchase of debt securities;
         (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

8. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the Master Fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the Fund will reduce, within three days, the amount of its borrowing in order to provide for 300% asset coverage.

9.       Purchase securities on margin.

10. Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

11. Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in investment restriction number 5.

12. Invest in securities of other investment companies, except as permitted by the 1940 Act.

13. Engage in underwriting of securities issued by others, except to the extent it may deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

      Notwithstanding investment restriction number 12, if deemed advisable by their officers, compensation by the Master Funds to its trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by the Funds' trustees pursuant to an exemptive order granted by the SEC.

      Notwithstanding investment restriction number 13, the Master Funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the 1933 Act.

NON-FUNDAMENTAL POLICIES OF THE MASTER FUNDS

      The following non-fundamental policies of the Growth Fund, International Fund and Growth-Income Fund may be changed without shareholder approval:

1. The Master Funds may not invest more than 15% of their assets in illiquid securities.

2. The Master Funds will not issue senior securities, except as permitted by the 1940 Act.

                             MANAGEMENT OF THE TRUST

      The business and affairs of the Trust are managed under the direction of the Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Agreement and Declaration of Trust. The Board governs each Portfolio of the Trust and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust's activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance. The Trustees are Paul S. Doherty, J. Michael Earley, R. Barbara Gitenstein, Walter
H. May, Thomas J. McInerney, Jock Patton, David W.C. Putnam, Blaine E. Rieke, John G. Turner, Roger B. Vincent, and Richard A. Wedemeyer. The Executive Officers of the Trust are James M. Hennessy, Michael J. Roland, Mary Bea Wilkinson, Robert S. Naka, Kimberly A. Anderson, Robyn L. Ichilov, Sue Kinens, Todd Modic, Maria Anderson, and Lauren Bensinger.

      Set forth in the table below is information about each Trustee of the
Trust:

--------------------------------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE      POSITION(S)    TERM OF OFFICE       PRINCIPAL OCCUPATION(S)      NUMBER OF        OTHER
                                 HELD         AND LENGTH OF            (ii) During            PORTFOLIOS     DIRECTORSHIPS
                                 WITH          TIME SERVED           Past 5 Years               IN FUND          HELD
                                TRUST                                                           COMPLEX       BY TRUSTEE
                                                                                               OVERSEEN
                                                                                              BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

PAUL S. DOHERTY               Trustee    Trustee, GCG Trust      Mr. Doherty is President         107        Trustee,
7337 E. Doubletree Ranch Rd.             (February 2002 -        and Partner, Doherty,                       ING Funds,
Scottsdale, Arizona 85258                Present)                Wallace, Pillsbury and                      October
Date of Birth:  04/28/1934                                       Murphy, P.C., Attorneys                     1999 -
                                                                 (1996  - Present);                          Present
                                                                 Director, Tambrands,
                                                                 Inc. (1993 - 1998); and
                                                                 Trustee of each of the
                                                                 funds managed by
                                                                 Northstar Investment
                                                                 Management Corporation
                                                                 (1993 - 1999).

---------------------------------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE      POSITION(S)    TERM OF OFFICE       PRINCIPAL OCCUPATION(S)      NUMBER OF        OTHER
                                 HELD         AND LENGTH OF             (ii) During           PORTFOLIOS     DIRECTORSHIPS
                                 WITH          TIME SERVED              Past 5 Years            IN FUND          HELD
                                TRUST                                                           COMPLEX       BY TRUSTEE
                                                                                               OVERSEEN
                                                                                              BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
J. MICHAEL EARLEY             Trustee    Trustee, GCG Trust      President and Chief              107        Trustee,
7337 E. Doubletree Ranch Rd.             (1997 - Present)        Executive Officer,                          ING Funds,
Scottsdale, Arizona 85258                                        Bankers Trust Company,                      February
Date of Birth:  05/02/1945                                       N.A. (1992 - Present).                      2002 -
                                                                                                             Present

R. BARBARA GITENSTEIN         Trustee    Trustee, GCG Trust      President, College of            107        Trustee,
7337 E. Doubletree Ranch Rd.             (1997 - Present)        New Jersey (1999 -                          ING Funds,
Scottsdale, Arizona 85258                                        Present).  Formerly,                        February
Date of Birth:  02/18/1948                                       Executive Vice President                    2002 -
                                                                 and Provost, Drake                          Present
                                                                 University (1992 - 1998).

WALTER H. MAY                 Trustee    Trustee, GCG Trust      Retired.  Formerly,              107        Trustee,
7337 E. Doubletree Ranch Rd.             (February 2002 -        Managing Director and                       ING Funds,
Scottsdale, Arizona 85258                Present)                Director of Marketing,                      October
Date of Birth:  12/21/1936                                       Piper Jaffray, Inc.;                        1999 -
                                                                 Trustee of each of the                      Present
                                                                 funds managed by                            and Best
                                                                 Northstar Investment                        Prep
                                                                 Management Corporation                      Charity
                                                                 (1996 - 1999).                              (1991 -
                                                                                                             Present).

---------------------------------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE      POSITION(S)    TERM OF OFFICE       PRINCIPAL OCCUPATION(S)      NUMBER OF        OTHER
                                 HELD         AND LENGTH OF             (ii) During            PORTFOLIOS     DIRECTORSHIPS
                                 WITH          TIME SERVED              Past 5 Years            IN FUND          HELD
                                TRUST                                                           COMPLEX       BY TRUSTEE
                                                                                               OVERSEEN
                                                                                              BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
JOCK PATTON                   Trustee    Trustee, GCG Trust      Private Investor (June           107        Trustee,
7337 E. Doubletree Ranch Rd.             (February 2002 -        1997 - Present).                            ING Funds,
Scottsdale, Arizona 85258                Present);               Formerly, Director and                      August 1995 -
Date of Birth:  12/11/1945                                       Chief Executive Officer,                    Present,
                                                                 Rainbow Multimedia                          Director,
                                                                 Group, Inc. (January                        Hypercom,
                                                                 1999 - December 2001);                      Inc. (January
                                                                 Director of Stuart                          1999 -
                                                                 Entertainment, Inc.;                        Present);
                                                                 Director of Artisoft,                       JDA Software
                                                                 Inc. (1994 - 1998).                         Group, Inc.
                                                                                                             (January
                                                                                                             1999 -
                                                                                                             Present);
                                                                                                             Buick of
                                                                                                             Scottsdale,
                                                                                                             Inc.;
                                                                                                             National
                                                                                                             Airlines,
                                                                                                             Inc.; BG
                                                                                                             Associates,
                                                                                                             Inc.; BK
                                                                                                             Entertainment,
                                                                                                             Inc.; and
                                                                                                             Arizona
                                                                                                             Rotorcraft,
                                                                                                             Inc.

---------------------------------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE      POSITION(S)    TERM OF OFFICE       PRINCIPAL OCCUPATION(S)      NUMBER OF        OTHER
                                 HELD         AND LENGTH OF             (ii) During            PORTFOLIOS     DIRECTORSHIPS
                                 WITH          TIME SERVED              Past 5 Years            IN FUND          HELD
                                TRUST                                                           COMPLEX       BY TRUSTEE
                                                                                               OVERSEEN
                                                                                              BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
DAVID W.C. PUTNAM             Trustee    Trustee, GCG Trust      President and Director,          107        Trustee,
7337 E. Doubletree Ranch Rd.             (February 2002 -        F.L. Putnam Securities                      ING Funds,
Scottsdale, Arizona 85258                Present)                Company, Inc. and its                       October
Date of Birth:  10/08/1939                                       affiliates; President,                      1999 -
                                                                 Secretary and Trustee,                      Present,
                                                                 The Principled Equity                       Anchor
                                                                 Market Fund.  Formerly,                     International
                                                                 Trustee, Trust Realty                       Bond Trust
                                                                 Corp.; Anchor Investment                    (December
                                                                 Trust; Bow Ridge Mining                     2000 -
                                                                 Company and each of the                     Present);
                                                                 funds managed by                            F.L. Putnam
                                                                 Northstar Investment                        Foundation
                                                                 Management Corporation                      (December
                                                                 (1994 - 1999).                              2000 -
                                                                                                             Present);
                                                                                                             Progressive
                                                                                                             Capital
                                                                                                             Accumulation
                                                                                                             Trust (August
                                                                                                             1998 -
                                                                                                             Present);
                                                                                                             Principled
                                                                                                             Equity
                                                                                                             Market Fund
                                                                                                             (November
                                                                                                             1996 -
                                                                                                             Present),
                                                                                                             Mercy
                                                                                                             Endowment
                                                                                                             Foundation
                                                                                                             (1995 -
                                                                                                             Present);
                                                                                                             Director,
                                                                                                             F.L. Putnam
                                                                                                             Investment
                                                                                                             Management
                                                                                                             Company
                                                                                                             (December
                                                                                                             2001 -
                                                                                                             Present);
                                                                                                             Asian
                                                                                                             American
                                                                                                             Bank and
                                                                                                             Trust
                                                                                                             Company
                                                                                                             (June 1992 -
                                                                                                             Present);
                                                                                                             and Notre
                                                                                                             Dame Health
                                                                                                             Care Center
                                                                                                             (1991 -
                                                                                                             Present)
                                                                                                             F.L. Putnam
                                                                                                             Securities
                                                                                                             Company, Inc.
                                                                                                             (June 1978 -
                                                                                                             Present);
                                                                                                             and an
                                                                                                             Honorary
                                                                                                             Trustee,
                                                                                                             Mercy
                                                                                                             Hospital
                                                                                                             (1973 -
                                                                                                             Present).

BLAINE E. RIEKE*              Trustee    Trustee, GCG Trust      General Partner,                 107        Trustee,
7337 E. Doubletree Ranch Rd.             (February 2002 -        Huntington Partners                         ING Funds,
Scottsdale, Arizona 85258                Present)                (January 1997 -                             February
Date of Birth:  09/10/1933                                       Present).  Chairman of                      2001 -
                                                                 the Board and Trustee of                    Present
                                                                 each of the funds                           and Morgan
                                                                 managed by ING                              Chase
                                                                 Investment Management                       Trust Co.
                                                                 Co. LLC (November 1998 -                    (January
                                                                 February 2001).                             1998 -
                                                                                                             Present).

---------------------------------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE      POSITION(S)    TERM OF OFFICE       PRINCIPAL OCCUPATION(S)      NUMBER OF        OTHER
                                 HELD         AND LENGTH OF             (ii) During           PORTFOLIOS     DIRECTORSHIPS
                                 WITH          TIME SERVED              Past 5 Years            IN FUND          HELD
                                TRUST                                                           COMPLEX       BY TRUSTEE
                                                                                               OVERSEEN
                                                                                              BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
ROGER B. VINCENT***           Trustee    Trustee, GCG Trust      President, Springwell            107        Trustee,
7337 E. Doubletree Ranch Rd.             (1994 - Present)        Corporation (1989 -                         ING Funds,
Scottsdale, Arizona 85258                                        Present).  Formerly,                        February
Date of Birth:  08/26/1945                                       Director, Tatham                            2002 -
                                                                 Offshore, Inc. (1996 -                      Present
                                                                 2000).                                      and
                                                                                                             Director,
                                                                                                             AmeriGas
                                                                                                             Propane,
                                                                                                             Inc. (1998
                                                                                                             - Present).

RICHARD A. WEDEMEYER          Trustee    Trustee, GCG Trust      Retired.  Mr. Wedemeyer          107        Trustee,
7337 E. Doubletree Ranch Rd.             (February 2002 -        was formerly Vice                           ING Funds,
Scottsdale, Arizona 85258                Present)                President - Finance and                     February
Date of Birth:  03/23/1936                                       Administration, Channel                     2001 -
                                                                 Corporation (June 1996 -                    Present
                                                                 April 2002).  Formerly,                     and
                                                                 Vice President,                             Touchstone
                                                                 Operations and                              Consulting
                                                                 Administration, Jim                         Group
                                                                 Henson Productions (1979                    (1997 -
                                                                 - 1997); Trustee, First                     Present).
                                                                 Choice Funds (1997 -
                                                                 2001); and of each of
                                                                 the funds managed by ING
                                                                 Investment Management
                                                                 Co. LLC (1998 - 2001).

TRUSTEES WHO ARE
"INTERESTED PERSONS"

---------------------------------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE      POSITION(S)    TERM OF OFFICE       PRINCIPAL OCCUPATION(S)      NUMBER OF        OTHER
                                 HELD         AND LENGTH OF             (ii) During           PORTFOLIOS     DIRECTORSHIPS
                                 WITH          TIME SERVED              Past 5 Years            IN FUND          HELD
                                TRUST                                                           COMPLEX       BY TRUSTEE
                                                                                               OVERSEEN
                                                                                              BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
THOMAS J. MCINERNEY**         Trustee    Trustee, GCG Trust      Chief Executive Officer,         161        Trustee,
7337 E. Doubletree Ranch Rd.             (February 2002 -        ING U.S. Financial                          ING Funds,
Scottsdale, Arizona 85258                Present)                Services (September 2001                    February
Date of Birth:  05/05/1956                                       - Present); General                         2001 -
                                                                 Manager and Chief                           Present;
                                                                 Executive Officer, ING                      Equitable
                                                                 U.S. Worksite Financial                     Life
                                                                 Services (December 2000                     Insurance
                                                                 - Present); Member, ING                     Co.,
                                                                 Americas Executive                          Golden
                                                                 Committee (2001 -                           American
                                                                 Present); President,                        Life
                                                                 Chief Executive Officer                     Insurance
                                                                 and Director of Northern                    Co., Life
                                                                 Life Insurance Company                      Insurance
                                                                 (March 2001 - October                       Company of
                                                                 2002), ING Aeltus                           Georgia,
                                                                 Holding Company, Inc.                       Midwestern
                                                                 (2000 - Present), ING                       United Life
                                                                 Retail Holding Company                      Insurance Co.,
                                                                 (1998 - Present), ING                       ReliaStar
                                                                 Life Insurance and                          Life
                                                                 Annuity Company                             Insurance Co.,
                                                                 (September 1997 -                           Security
                                                                 November 2002) and ING                      Life of
                                                                 Retirement Holdings,                        Denver,
                                                                 Inc. (1997 - Present).                      Security
                                                                 Formerly, General                           Connecticut
                                                                 Manager and Chief                           Life
                                                                 Executive Officer, ING                      Insurance Co.,
                                                                 Worksite Division                           Southland
                                                                 (December 2000 - October                    Life
                                                                 2001), President,                           Insurance Co.,
                                                                 ING-SCI, Inc. (August                       USG Annuity
                                                                 1997 - December 2000);                      and Life
                                                                 President, Aetna                            Company, and
                                                                 Financial Services                          United Life
                                                                 (August 1997 - December                     and Annuity
                                                                 2000).                                      Insurance Co.
                                                                                                             Inc (March
                                                                                                             2001 -
                                                                                                             Present);
                                                                                                             Director,
                                                                                                             Ameribest
                                                                                                             Life
                                                                                                             Insurance Co.,
                                                                                                             (March 2001
                                                                                                             to January
                                                                                                             2003);
                                                                                                             Director,
                                                                                                             First
                                                                                                             Columbine
                                                                                                             Life
                                                                                                             Insurance Co.
                                                                                                             (March 2001
                                                                                                             to December
                                                                                                             2002);
                                                                                                             Member of
                                                                                                             the Board,
                                                                                                             National
                                                                                                             Commission
                                                                                                             on Retirement
                                                                                                             Policy,
                                                                                                             Governor's
                                                                                                             Council on
                                                                                                             Economic
                                                                                                             Competitiveness
                                                                                                             and Technology
                                                                                                             of Connecticut,
                                                                                                             Connecticut
                                                                                                             Business and
                                                                                                             Industry
                                                                                                             Association,
                                                                                                             Bushnell;
                                                                                                             Connecticut
                                                                                                             Forum; Metro
                                                                                                             Hartford
                                                                                                             Chamber of
                                                                                                             Commerce;
                                                                                                             and is
                                                                                                             Chairman,
                                                                                                             Concerned
                                                                                                             Citizens for
                                                                                                             Effective
                                                                                                             Government.

---------------------------------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE      POSITION(S)    TERM OF OFFICE       PRINCIPAL OCCUPATION(S)      NUMBER OF        OTHER
                                 HELD         AND LENGTH OF             (ii) During           PORTFOLIOS     DIRECTORSHIPS
                                 WITH          TIME SERVED              Past 5 Years            IN FUND          HELD
                                TRUST                                                           COMPLEX       BY TRUSTEE
                                                                                               OVERSEEN
                                                                                              BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER**              Chairman   Trustee, GCG            Chairman, Hillcrest              107        Trustee,
7337 E. Doubletree Ranch Rd.  and        (February 2002 -        Capital Partners (May                       ING Funds,
Scottsdale, Arizona 85258     Trustee    present)                2002-Present);                              October
Date of Birth:  10/03/1939                                       President, Turner                           1999 -
                                                                 Investment Company                          Present;
                                                                 (January 2002 -                             Director,
                                                                 Present).  Mr. Turner                       Hormel
                                                                 was formerly Vice                           Foods
                                                                 Chairman of ING Americas                    Corporation
                                                                 (2000 - 2002); Chairman                     (March 2000 -
                                                                 and Chief Executive                         Present);
                                                                 Officer of ReliaStar                        Shopko Stores,
                                                                 Financial Corp. and                         Inc. (August
                                                                 ReliaStar Life Insurance                    1999 -
                                                                 Company (1993 - 2000);                      Present);
                                                                 Chairman of ReliaStar                       and M.A.
                                                                 United Services Life                        Mortenson
                                                                 Insurance Company (1995                     Company
                                                                 - 1998); Chairman of                        (March 2002 -
                                                                 ReliaStar Life Insurance                    Present).
                                                                 Company of New York
                                                                 (1995 - 2001); Chairman
                                                                 of Northern Life
                                                                 Insurance Company (1992
                                                                 - 2001); Chairman and
                                                                 Trustee of the Northstar
                                                                 affiliated investment
                                                                 companies (1993 - 2001)
                                                                 and Director, Northstar
                                                                 Investment Management
                                                                 Corporation and its
                                                                 affiliates (1993 - 1999).

* For a period of time prior to May 1, 2003, Mr. Reike may have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper(SM) Portfolio or the Trust, due to a family member's employment by the Portfolio Manager of that Portfolio.

* Mr. Rieke is an "interested person" of the Goldman Sachs Internet TollkeeperSM Portfolio of the Trust, as defined in the 1940 Act, because a family member is an employee of Goldman, Sachs & Co. Mr. Rieke, therefore, may also be deemed to be an interested person of the Trust. Mr. Rieke may be deemed to be an "interested person" of the Trust, as defined in the 1940 Act, because a family member is an employee of Goldman, Sachs & Co., the parent company of a Portfolio Manager to one of the Portfolios.

** Messrs. Hilliard, McInerney and Turner are deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended because of their relationships with ING Groep, N.V., the parent corporation of DSI.

*** Mr. Vincent was the beneficial owner of 200 shares of Goldman, Sachs & Co., the parent company of the Portfolio Manager of the Goldman Sachs Internet Tollkeeper(SM) Portfolio of the Trust, from December 2002 through February 2003. These shares were acquired by an account that Mr. Vincent does not directly manage, and he disposed of the shares upon learning that they were held in his account. Mr. Vincent may technically have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper(SM) Portfolio and of the Trust during this period. Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs, & Co., the parent company of a Portfolio Manager to one of the Portfolios. Mr. Vincent no longer has beneficial ownership of those shares. Mr. Rieke is an "interested person" of the Goldman Sachs Internet Tollkeeper(SM) Portfolio of the Trust, as defined in the 1940 Act, because his child is an employee of Goldman, Sachs & Co.

OFFICERS OF THE TRUST

      Set forth in the table below is information is information on the Officers of the Trust.

------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS              POSITIONS HELD         TERM OF OFFICE AND               PRINCIPAL OCCUPATION(S) DURING THE
AND AGE                    WITH THE FUND          LENGTH OF TIME SERVED (1)        LAST FIVE YEARS (2)
------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY                                                                  President, Chief Executive Officer and
7337 E. Doubletree Ranch   President and Chief    March 2003 - Present             Chief Operating Officer March 2002 -
Rd.                        Executive Officer                                       Present (For the ING Funds), February 2001
Scottsdale, Arizona 85258                                                          - March 2002
Date of Birth:                                                                     (For the Pilgrim Funds), Chief Operating
04/09/1949                                                                         Officer June 2000 - February 2001 (For the
                                                                                   Pilgrim Funds); President and Chief
                                                                                   Executive Officer, ING Capital Corporation,
                                                                                   LLC, ING Funds Services, LLC, ING Advisors,
                                                                                   Inc., ING Investments, LLC, Lexington Funds
                                                                                   Distributor, Inc., Express America T.C.,
                                                                                   Inc. and EAMC Liquidation Corp. (December
                                                                                   2001 - Present); Executive Vice President
                                                                                   and Chief Operating Officer and ING Funds
                                                                                   Distributor, LLC (June 2000 - Present).
                                                                                   Formerly, Executive Vice President and
                                                                                   Chief Operating Officer, ING Quantitative
                                                                                   Management, Inc. (October 2001 - September
                                                                                   2002), Senior Executive Vice President
                                                                                   (June 2000 - December 2000) and Secretary
                                                                                   (April 1995 - December 2000), ING Capital
                                                                                   Corporation, LLC, ING Funds Services, LLC,
                                                                                   ING Investments, LLC, ING Advisors, Inc.,
                                                                                   Express America T.C., Inc. and EAMC
                                                                                   Liquidation Corp.; Executive Vice
                                                                                   President, ING Capital Corporation, LLC and
                                                                                   its affiliates (May 1998 - June 2000); and
                                                                                   Senior Vice President, ING Capital
                                                                                   Corporation, LLC and its affiliates (April
                                                                                   1995 - April 1998).

MICHAEL J. ROLAND                                                                  Executive Vice President, Assistant
7337 E. Doubletree Ranch   Executive Vice         March 2003 - Present             Secretary and Principal Financial Officer,
Rd.                        President and Chief                                     March 2002 - Present (For the ING Funds),
Scottsdale, Arizona 85258  Financial Officer                                       Senior Vice President and Principal
Date of Birth:                                                                     Financial Officer, June 1998 - March 2002
05/30/1958                                                                         (For the Pilgrim Funds), Chief Financial
                                                                                   Officer, December 2002 - Present (For the
                                                                                   IPI Funds), Executive Vice President, Chief
                                                                                   Financial Officer and Treasurer, ING Funds
                                                                                   Services, LLC, ING Funds Distributor, LLC,
                                                                                   ING Advisors, Inc., ING Investments, LLC,
                                                                                   Inc., Lexington Funds Distributor, Inc.,
                                                                                   Express America T.C., Inc. and EAMC
                                                                                   Liquidation Corp. (December 2001 -
                                                                                   Present). Formerly, Executive Vice
                                                                                   President, Chief Financial Officer and
                                                                                   Treasurer ING Quantitative Management
                                                                                   (December 2001 - September 2002), Senior
                                                                                   Vice President, ING Funds Services, LLC,
                                                                                   ING Investments, LLC and ING Funds
                                                                                   Distributor, LLC (June 1998 - December
                                                                                   2001) and Chief Financial Officer of
                                                                                   Endeavor Group (April 1997 - June 1998).

------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS              POSITIONS HELD         TERM OF OFFICE AND               PRINCIPAL OCCUPATION(S) DURING THE
AND AGE                    WITH THE FUND          LENGTH OF TIME SERVED (1)        LAST FIVE YEARS (2)
------------------------------------------------------------------------------------------------------------------------------
MARY BEA WILKINSON         Vice President         March 2003 - Present             Senior Vice President, ING Outside Funds
1475 Dunwoody                                                                      Group (2000-present); Senior Vice
DriveWest                                                                          President and Chief Financial Officer,
Chester, PA  19380                                                                 First Golden American Life Insurance
Date of Birth:                                                                     Company of New York (1997-present);
09/18/1956                                                                         President, Directed Services, Inc.
                                                                                   (1993-1997)

ROBERT S. NAKA                                                                     Senior Vice President and Assistant, March
7337 E. Doubletree Ranch   Senior Vice President  March 2003 - Present             2002 - Present
Rd.                                                                                (For the ING Funds), Senior Vice President
Scottsdale, Arizona 85258                                                          and Assistant Secretary,  November 1999 -
Date of Birth:                                                                     March 2002 (For the Pilgrim Funds),
06/17/1963                                                                         Assistant Secretary, July 1996 - November
                                                                                   1999 (For the Pilgrim Funds), Secretary
                                                                                   Senior Vice President and Assistant
                                                                                   Secretary, ING Funds Services, LLC, ING
                                                                                   Funds Distributor, LLC, ING Advisors, Inc.,
                                                                                   ING Capital Corporation, LLC, ING
                                                                                   Investments, LLC (October 2001 - Present)
                                                                                   and Lexington Funds Distributor, Inc.
                                                                                   (December 2001 - Present). Formerly, Senior
                                                                                   Vice President and Assistant Secretary, ING
                                                                                   Quantitative Management, Inc. (October 2001
                                                                                   - September 2002), Vice President, ING
                                                                                   Investments, LLC (April 1997 - October
                                                                                   1999), ING Funds Services, LLC (February
                                                                                   1997 - August 1999) and Assistant Vice
                                                                                   President, ING Funds Services, LLC (August
                                                                                   1995 - February 1997).

KIMBERLY A. ANDERSON       Vice President and     March 2003 - Present             Vice President and Secretary, March 2002 -
7337 E. Doubletree Ranch   Secretary                                               Present (For the ING Funds), February 2001
Rd.                                                                                - March 2002 (For the Pilgrim Funds), ING
Scottsdale, Arizona 85258                                                          Funds Services, LLC, ING Funds
Date of Birth:                                                                     Distributor, LLC, ING Advisors, Inc., ING
07/25/1964                                                                         Investments, LLC (October 2001 - Present)
                                                                                   and Lexington Funds Distributor, Inc.
                                                                                   (December 2001 - Present). Formerly, Vice
                                                                                   President, ING Quantitative Management,
                                                                                   Inc. (October 2001 - September 2002);
                                                                                   Assistant Vice President, ING Funds
                                                                                   Services, LLC (November 1999 - January
                                                                                   2001) and has held various other positions
                                                                                   with ING Funds Services, LLC for more than
                                                                                   the last five years.

ROBYN L. ICHILOV                                                                   Vice President and Treasurer, March 2002 -
7337 E. Doubletree Ranch   Vice President and     March 2003 - Present             Present (For the ING Funds), May 1998 -
Rd.                        Treasurer                                               March 2002  (For the Pilgrim Funds), Vice
Scottsdale, Arizona 85258                                                          President, November 1997 - May 1998
Date of Birth:                                                                     (For the Pilgrim Funds), Vice President,
09/25/1967                                                                         ING Funds Services, LLC (October 2001 -
                                                                                   Present) and ING Investments, LLC (August
                                                                                   1997 - Present); Accounting Manager, ING
                                                                                   Investments, LLC (November 1995 - Present).

SUE KINENS                 Assistant Vice         March 2003 - Present             Assistant Vice President and Assistant
7337 E. Doubletree Ranch   President and                                           Secretary, ING Funds Services, LLC
Rd.                        Assistant Secretary                                     (December 2002 - Present); and has held
Scottsdale, Arizona 85258                                                          various other positions with ING Funds
Date of Birth:                                                                     Services, LLC for the last five years.
12/31/1976

------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS              POSITIONS HELD         TERM OF OFFICE AND               PRINCIPAL OCCUPATION(S) DURING THE
AND AGE                    WITH THE FUND          LENGTH OF TIME SERVED (1)        LAST FIVE YEARS (2)
------------------------------------------------------------------------------------------------------------------------------
TODD MODIC                 Assistant Vice         March 2003 - Present             Director of Financial Reporting, ING
7337 E. Doubletree Ranch   President                                               Investments, LLC (March 2001 - Present).
Rd.                                                                                Formerly, Director of Financial Reporting,
Scottsdale, Arizona 85258                                                          Axient Communications, Inc. (May 2000 -
Date of Birth:                                                                     January 2001) and Director of Finance,
11/03/1967                                                                         Rural/Metro Corporation (March 1995 - May
                                                                                   2000).

MARIA M. ANDERSON          Assistant Vice         March 2003 - Present             Assistant Vice President, ING Funds
7337 E. Doubletree Ranch   President                                               Services, LLC (October 2001 - Present).
Rd.                                                                                Formerly, Manager of Fund Accounting and
Scottsdale, Arizona 85258                                                          Fund Compliance, ING Investments, LLC
Date of Birth:                                                                     (September 1999 - November 2001); Section
05/29/1958                                                                         Manager of Fund Accounting, Stein Roe
                                                                                   Mutual Funds (July 1998 - August 1999); and
                                                                                   Financial Reporting Analyst, Stein Roe
                                                                                   Mutual Funds (August 1997 - July 1998).

LAUREN D. BENSINGER        Vice President         March 2003 - Present             Vice President and Chief Compliance
7337 E. Doubletree Ranch                                                           Officer (July, 1995 to Present), ING Funds
Rd.                                                                                Distributor, LLC. (formerly ING Funds
Scottsdale, Arizona 85258                                                          Distributor, Inc. and ING Pilgrim
Date of Birth:                                                                     Securities, Inc.); Vice President
02/06/1954                                                                         (February, 1996 to Present) and Chief
                                                                                   Compliance Officer (October, 2001 to
                                                                                   Present) ING Investments, LLC (formerly ING
                                                                                   Pilgrim Investments, LLC and ING
                                                                                   Investments, Inc.); Vice President and
                                                                                   Chief Compliance Officer (July 2000 to
                                                                                   Present), ING Advisors, Inc. (formerly ING
                                                                                   Pilgrim Advisors, Inc.), Vice President and
                                                                                   Chief Compliance Officer (July 2000 to
                                                                                   September 2002) ING Quantitative
                                                                                   Management, Inc. (formerly ING Pilgrim
                                                                                   Quantitative Management, Inc and Market
                                                                                   Systems Research Advisors, Inc. ), and Vice
                                                                                   President (July 1995 to Present) ING Fund
                                                                                   Services, LLC (formerly ING Pilgrim Group,
                                                                                   LLC).

(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.
(2) The following documents the evolution of the name of each ING corporate entity referenced in the above biographies:

ING Investments, LLC (March 2002 - name changed from ING Pilgrim Investments,
LLC)

      ING Mutual Funds Management Co., LLC (April 2001 - merged into ING Pilgrim Investments, LLC)

      ING Pilgrim Investments, Inc. (February 2001 - merged into ING Pilgrim Investments, LLC)

      ING Pilgrim Investments, LLC (February 2001 - formed)

      ING Pilgrim Investments, Inc. (September 2000 - name changed from Pilgrim Investments, Inc.)

      Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim Investments, Inc.)

      Pilgrim Investments, Inc. (October 1998 - name changed from Pilgrim America Investments, Inc.)

      Pilgrim America Investments, Inc. (April 1995 - name changed from Newco Advisory Corporation)

      Newco Advisory Corporation (December 1994 - incorporated)


** Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar
   Investment Management Corporation)


ING Funds Services, LLC (March 2002 - name changed from ING Pilgrim Group, LLC)

      ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim Group LLC)

      ING Pilgrim Group, LLC (February 2001 - formed)

      ING Pilgrim Group, Inc. (September 2000 - name changed from Pilgrim Group, Inc.)

      Lexington Global Asset Managers, Inc. (July 2000 - merged into Pilgrim Group, Inc.)

      Northstar Administrators, Inc. (November 1999 - merged into Pilgrim Group, Inc.)

      Pilgrim Group, Inc. (October 1998 - name changed from Pilgrim American Group, Inc.)

      Pilgrim America Group, Inc. (April 1995 - name changed from Newco Holdings Management Corporation)

      Newco Holdings Management Corporation (December 1994 - incorporated)

ING Funds Distributor, LLC. (October 2002)

      ING Funds Distributor, Inc. (October 2002 - merged into ING Funds Distributor, LLC)

      ING Funds Distributor, LLC (October 2002 - formed)

      ING Pilgrim Securities, Inc. (September 2000 - name changed from Pilgrim Securities, Inc.)

      Northstar Distributors Inc. (November 1999 - merged into Pilgrim Securities, Inc.)

      Pilgrim Securities, Inc. (October 1998 - name changed from Pilgrim America Securities, Inc.)

      Pilgrim America Securities, Inc. (April 1995 - name changed from Newco Distributors Corporation)

      Newco Distributors Corporation (December 1994 -incorporated)

ING Capital Corporation, LLC (March 2002 - name changed from ING Pilgrim Capital Corporation, LLC)

      ING Pilgrim Capital Corporation (February 2001 - merged into ING Pilgrim Capital Corporation, LLC)

      ING Pilgrim Capital Corporation, LLC (February 2001 - formed)

      ING Pilgrim Capital Corporation (September 2000 - name changed from Pilgrim Capital Corporation)

      Pilgrim Capital Corporation (February 2000 - name changed from Pilgrim Holdings Corporation)

      Pilgrim Holdings Corporation (October 1999 - name changed from Northstar Holdings, Inc.)

      Northstar Holdings, Inc. (October 1999 - merged into Pilgrim Capital Corporation)

      Pilgrim Capital Corporation (June 1999 - name changed from Pilgrim America Capital Corporation)

      Pilgrim Capital Corporation (June 1999 - merged into Pilgrim America Capital Corporation)

      Pilgrim America Capital Corporation (April 1997 - incorporated)


SHARE OWNERSHIP POLICY

      In order to further align the interests of the Independent Trustees with shareholders, it is the policy to own beneficially, shares of one or more funds managed by ING entities at all times. For this purpose, beneficial ownership of Portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Portfolio.

      Under this Policy, the initial value of investments in the Trust that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Portfolio's investments will not cause a Trustee to have to make any additional investments under this Policy.

TRUSTEES' PORTFOLIO EQUITY OWNERSHIP POSITIONS

Each of the current Trustees' ownership interest in the Trust, as of December 31, 2002, is set forth below:

------------------------------------------------------------------------------------------------------
                                                                             AGGREGATE DOLLAR RANGE OF
                                                                             EQUITY SECURITIES IN ALL
                                                                             REGISTERED INVESTMENT
                                                                             COMPANIES OVERSEEN BY
                           DOLLAR RANGE OF                                   TRUSTEE IN FAMILY OF
NAME OF TRUSTEE            EQUITY SECURITIES IN TRUST                        INVESTMENT COMPANIES
------------------------------------------------------------------------------------------------------
Paul S. Doherty            None                                              Over $100,000

J. Michael Earley          Marsico Growth -- $10,001 - $50,000               $10,001 - $50,000
                           MFS Mid Cap Growth -- $1--$10,000
                           Capital Guardian Small Cap
                               -- $10,001 - $50,000

R. Barbara Gitenstein      Janus Special Equity Portfolio -- $1 -- $10,000   $50,001 - $100,000

Walter H. May              None                                              Over $100,000

Thomas J. McInerney        None                                              None

Jock Patton                None                                              $50,001 - $100,000

David W.C. Putnam          None                                              Over $100,000

Blaine E. Rieke            None                                              $50,001 - $100,000

------------------------------------------------------------------------------------------------------
                                                                             AGGREGATE DOLLAR RANGE OF
                                                                             EQUITY SECURITIES IN ALL
                                                                             REGISTERED INVESTMENT
                                                                             COMPANIES OVERSEEN BY
                           DOLLAR RANGE OF                                   TRUSTEE IN FAMILY OF
NAME OF TRUSTEE            EQUITY SECURITIES IN TRUST                        INVESTMENT COMPANIES
------------------------------------------------------------------------------------------------------
John G. Turner             None                                              None

Roger B. Vincent           T. Rowe Price Capital Appreciation -- $10,000     Over $100,000
                           -- $50,000
                           Van Kampen Growth and Income
                                 -- $10,001 - $50,000
                           Capital Guardian Small Cap
                                 -- $10,001 - $50,000

Richard A. Wedemeyer       None                                              $10,001 - $50,000

*     Elected as Trustee on February 15, 2002.

BOARD COMMITTEES

      VALUATION COMMITTEE. The Board has established a Valuation Committee whose function is to review the determination of the value of securities held by the Portfolios for which market quotations are not available. The Valuation Committee currently consists of Jock Patton, Walter H. May, David W.C. Putnam and R. Barbara Gitenstein. Mr. Patton serves as Chairman of the Committee. During the fiscal year ended December 31, 2002, the Valuation Committee held four (4) meetings.

      EXECUTIVE COMMITTEE. The Board has established an Executive Committee whose function is to act for the full Board if necessary in the event that Board action is needed between regularly scheduled Board meetings. The Executive Committee consists of John G. Turner, Walter H. May, Thomas J. McInerney and Jock Patton. Mr. Turner serves as Chairman of the Committee. During the fiscal year ended December 31, 2002, the Executive Committee held four (4) meetings.

      NOMINATING COMMITTEE. The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Nominating Committee consists of Walter H. May, Paul S. Doherty, R. Barbara Gitenstein and Richard A. Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. During the fiscal year ended December 31, 2002, the Nominating Committee held one (1) meeting.

      AUDIT COMMITTEE. The Board has established an Audit Committee, composed entirely of Independent Trustees. The Audit Committee consists of Blaine E. Rieke, Paul S. Doherty, J. Michael Earley, Roger B. Vincent and Richard A. Wedemeyer. Mr. Earley serves as Chairman of the Committee. The Audit Committee reviews the financial reporting process, the Trust's systems of internal control, the audit process, and the Trust's processes for monitoring compliance with investment restrictions and applicable laws. The Audit Committee recommends to the Board the appointment of auditors for the Trust. In such capacity, it reviews audit plans, fees and other material arrangements with respect to the engagement of auditors, including non-audit services to be performed. It also reviews the qualifications of key personnel involved in the foregoing activities. During the fiscal year ended December 31, 2002, the Audit Committee held four (4) meetings.

      INVESTMENT REVIEW COMMITTEES. On February 26, 2002, the Board established three investment review committees: the Domestic Equity Portfolios Investment Review Committee, International Equity Portfolios

Investment Review Committee, and Fixed Income Portfolios Investment Review Committee. The purpose of these committees is to provide a committee structure that can effectively provide oversight of investment activities of the mutual fund portfolios. The Domestic Equity Portfolios Investment Review Committee consists of J. Michael Early, David W.C. Putnam, Blaine E. Rieke, John Turner and Roger B. Vincent. The International Equity Portfolios Investment Review Committee consists of Paul S. Doherty, R. Barbara Gitenstein, Walter May, Thomas McInerney, Jock Patton, and Richard A. Wedemeyer. The Fixed Income Portfolios Investment Review Committee consists of Paul S. Doherty, R. Barbara Gitenstein, Walter May, Jock Patton, Thomas J. McInerney, and Richard A. Wedemeyer. During the fiscal year ended December 31, 2002, each Investment Review Committee held four (4) meetings.

FREQUENCY OF BOARD MEETINGS

      The Board currently conducts regular meetings four (4) times a year. The Audit and Valuation Committees also meet regularly four (4) times per year, respectively, and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.


COMPENSATION OF TRUSTEES

      Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any committee meeting attended. Each Independent Trustee is compensated for his or her services according to a fee schedule and receives a fee that consists of an annual retainer component and a meeting fee component.

      Prior to February 26, 2002, each Independent Trustee, and any Interested Trustee that was not an interested person of ING received (i) an annual retainer of $20,000, payable in equal quarterly installments; (ii) $5,000 per meeting for each Board meeting attended in person; (iii) $1,000 for attendance in person at any committee meeting not held in conjunction with a regular Board Meeting or for any specially called telephonic meeting; (iv) $5,000 per annum for serving as a committee chairperson, paid in equal quarterly installments; (v) $1,250 per meeting for attendance at a regular Board meeting by telephone; (vi) $250 per meeting for attendance of a committee meeting not held in conjunction with a regular Board meeting by telephone; and (vii) reimbursement for out-of-pocket expenses. In addition, the Lead Trustee received an additional 50% of the regular retainer of $20,000 plus 50% of the full quarterly meeting fee of $20,000 plus 50% of $1,000 for attendance in person at any committee meeting not held in conjunction with a regular Board meeting or for any specially called telephonic meeting. The pro rata share paid by each Portfolio was based on the Portfolio's average net assets as a percentage of the average net assets of all the Portfolios for which the Trustees serve in common as trustees as of the date the payment is due. None of the Trustees of the Trust was entitled to receive pension or retirement benefits during the year ended December 31, 2002.

      Effective February 26, 2002, each Portfolio of the Trust pays each Independent Trustee a pro rata share, as described below, of: (i) an annual retainer of $35,000 (Messrs. Patton and May, as Lead Trustees, receive an annual retainer of $45,000); (ii) $5,500 for each in person meeting of the Board; (iii) $1,000 per attendance of any Committee meeting; (iv) $1,000 for attendance at any Special meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets as a percentage of the average net assets of all the funds managed by ING Investments, LLC (ING Investments") or its affiliates, DSI, for which the Trustees serve in common as directors/trustees.

      The following table sets forth information regarding compensation of Trustees by the Trust and other funds managed by ING Investments and its affiliates for the fiscal year ended December 31, 2002. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by ING Investments or its affiliates. As the Portfolios had not commenced operations as of the date of this SAI, the Trustees did not receive compensation from the Portfolios for the fiscal year ended December 31, 2002.

----------------------------------------------------------------------------------------------------------------------------------
    NAME OF      AGGREGATE   AGGREGATE  AGGREGATE  AGGREGATE  AGGREGATE   AGGREGATE   AGGREGATE   AGGREGATE  AGGREGATE  AGGREGATE
    PERSON,       COMPEN-     COMPEN-    COMPEN-    COMPEN-    COMPEN-     COMPEN-     COMPEN-     COMPEN-    COMPEN-    COMPEN-
   POSITION       SATION      SATION     SATION     SATION     SATION      SATION      SATION      SATION     SATION     SATION
                   FROM      FROM UBS     FROM       FROM       FROM        FROM        FROM       FROM T.     FROM       FROM
                  SALOMON      U.S.      CAPITAL    PIMCO     DEVELOPING   FMR(SM)   VAN KAMPEN     ROWE     JENNISON    MERCURY
                 BROTHERS    BALANCED    GUARDIAN  CORE BOND               WORLD     DIVERSIFIED   EQUITY     PRICE      EQUITY
                  ALL CAP               SMALL CAP                          MID-CAP     GROWTH      INCOME     EQUITY      FOCUS
                                                                                                             OPPORTUN-    VALUE
                                                                                                              ITIES
----------------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER      ----        ----       ----      -----      -----       -----       -----       -----      -----      -----
TRUSTEE(4), (5)

THOMAS J.
MCINERNEY           ----        ----       ----       ----      -----        ----        ----       ----        ----       ----
TRUSTEE(4), (5)

R. GLENN
HILLIARD            ----        ----       ----       ----       ----        ----        ----       ----        ----       ----
TRUSTEE(4),
(5), (10)

J. MICHAEL
EARLY TRUSTEE      $1,534       $461       $685       $263       $132       $1,011       $988       $703        $622       $39

R. BARBARA
GITENSTEIN         $1,538       $447       $685       $224       $172       $1,015       $992       $720        $622       $39
TRUSTEE

ROGER B.
VINCENT TRUTEE
(9)                $1,700       $493       $716       $234       $139       $1,123      $1,098      $772        $687       $43

PAUL S.
DOHERTY            $1,569       $472       $685       $263       $133       $1,040      $1,019      $707        $631       $40
TRUSTEE(4)

WALTER H. MAY
TRUSTEE(4)         $1,945       $565       $825       $270       $160       $1,284      $1,257      $883        $786       $49

BLAINE E. RIEKE    $1,669       $483       $716       $234       $139       $1,097      $1,074      $768        $685       $42
TRUSTEE(4), (8)

RICHARD A.
WEDEMEYER          $1,569       $457       $685       $224       $172       $1,040      $1,019      $724        $625       $40
TRUSTEE(4)

JOCK PATTON
TRUSTEE(4)         $1,845       $539       $794       $260       $194       $1,228      $1,205      $839        $726       $47

DAVID W.C.
PUTNAM
TRUSTEE(4)         $1,669       $483       $716       $234       $139       $1,097      $1,071      $768        $685       $42

ROBERT A.
GRAYSON
TRUSTEE(6)          ----        ----       ----       ----       ----        ----        ----       ----        ----       ----

STANLEY B.
SEIDLER
TRUSTEE(6)          ----        ----       ----       ----       ----        ----        ----       ----        ----       ----

ELIZABETH J.
NEWELL
TRUSTEE(6)          ----        ----       ----       ----       ----        ----        ----       ----        ----       ----

JOHN R.
BARMEYER
TRUSTEE(6)          ----        ----       ----       ----       ----        ----        ----       ----        ----       ----

ROBERT C.
SALIPANTE           ----        ----       ----       ----       ----        ----        ----       ----        ----       ----
TRUSTEE(5), (6)

--------------------------------------------------------------------------------------------------------------------------------
   NAME OF       AGGREGATE   AGGREGATE  AGGREGATE  AGGREGATE  AGGREGATE   AGGREGATE  AGGREGATE  AGGREGATE  AGGREGATE  AGGREGATE
   PERSON,        COMPEN-     COMPEN-    COMPEN-    COMPEN-    COMPEN-     COMPEN-    COMPEN-    COMPEN-    COMPEN-    COMPEN-
   POSITION       SATION      SATION     SATION     SATION     SATION      SATION     SATION     SATION     SATION     SATION
                  FROM T.      FROM       FROM     FROM VAN     FROM      FROM MFS     FROM       FROM       FROM      FROM
                   ROWE       MERCURY   JP MORGAN   KAMPEN     MARSICO     MID CAP     HARD     JPMORGAN     INT'L     SALOMON
                 PRICE        FUNDA-     FLEMING    GLOBAL     GROWTH      GROWTH     ASSETS     FLEMING    EQUITY    BROTHERS
                 CAPITAL      MENTAL    SMALL CAP  FRANCHISE                                      INT'L               INVESTORS
                 APPRECIA-    GROWTH                EQUITY                                      ENHANCED
                   TION                                                                           EAFE
--------------------------------------------------------------------------------------------------------------------------------
JOHN G.
TURNER
TRUSTEE(4),
(5)                 ----       ----        ----       ----       ----       ----       ----        ----       ----       ----

--------------------------------------------------------------------------------------------------------------------------------
   NAME OF       AGGREGATE   AGGREGATE  AGGREGATE  AGGREGATE  AGGREGATE   AGGREGATE  AGGREGATE  AGGREGATE  AGGREGATE  AGGREGATE
   PERSON,        COMPEN-     COMPEN-    COMPEN-    COMPEN-    COMPEN-     COMPEN-    COMPEN-    COMPEN-    COMPEN-    COMPEN-
   POSITION       SATION      SATION     SATION     SATION     SATION      SATION     SATION     SATION     SATION     SATION
                  FROM T.      FROM       FROM     FROM VAN     FROM      FROM MFS     FROM       FROM       FROM      FROM
                   ROWE       MERCURY   JP MORGAN   KAMPEN     MARSICO     MID CAP     HARD     JPMORGAN     INT'L     SALOMON
                 PRICE        FUNDA-     FLEMING    GLOBAL     GROWTH      GROWTH     ASSETS     FLEMING    EQUITY    BROTHERS
                 CAPITAL      MENTAL    SMALL CAP  FRANCHISE                                      INT'L               INVESTORS
                 APPRECIA-    GROWTH                EQUITY                                      ENHANCED
                   TION                                                                           EAFE
--------------------------------------------------------------------------------------------------------------------------------
THOMAS J.
MCINERNEY           ----       ----        ----       ----       ----       ----       ----        ----       ----       ----
TRUSTEE(4),
(5)

R. GLENN
HILLIARD
TRUSTEE(4),
(5), (10)           ----       ----        ----       ----       ----       ----       ----        ----       ----       ----

J. MICHAEL
EARLY TRUSTEE      $1,783      $267       $1,022     $1,022     $1,254     $1,209      $202        $300       $543       $247

R. BARBARA
GITENSTEIN         $1,576      $268       $1,026     $1,658     $1,254     $1,211      $203        $303       $621       $247
TRUSTEE

ROGER B.
VINCENT            $1,742      $297       $1,137     $1,137     $1,383     $1,334      $224        $332       $588       $273
TRUTEE(9)

PAUL S.
DOHERTY            $1,799      $275       $1,051     $1,822     $1,254     $1,210      $206        $310       $553       $250
TRUSTEE(4)

WALTER H. MAY
TRUSTEE(4)         $1,992      $339       $1,300     $2,095     $1,583     $1,526      $256        $381       $679       $312

BLAINE E. RIEKE    $1,728      $289       $1,108     $1,785     $1,383     $1,333      $220        $325       $580       $270
TRUSTEE(4), (8)

RICHARD A.
WEDEMEYER          $1,589      $275       $1,055     $1,702     $1,254     $1,211      $206        $311       $629       $250
TRUSTEE(4)

JOCK PATTON
TRUSTEE(4)         $1,853      $325       $1,247     $1,247     $1,454     $1,404      $243        $367       $725       $292

DAVID W.C.
PUTNAM
TRUSTEE(4)         $1,728      $289       $1,108     $1,108     $1,383     $1,333      $220        $325       $580       $270

ROBERT A.
GRAYSON
TRUSTEE(6)         $1,728      $289       $1,108     $1,108     $1,383     $1,333      $220        $325       $580       $270

STANLEY B.
SEIDLER
TRUSTEE(6)          ----       ----        ----       ----       ----       ----       ----        ----       ----       ----

ELIZABETH J.
NEWELL
TRUSTEE(6)          ----       ----        ----       ----       ----       ----       ----        ----       ----       ----

JOHN R.
BARMEYER
TRUSTEE(6)          ----       ----        ----       ----       ----       ----       ----        ----       ----       ----

ROBERT C.
SALIPANTE           ----       ----        ----       ----       ----       ----       ----        ----        ----       ----
TRUSTEE(5),
(6)

------------------------------------------------------------------------------------------------------------------------------------
     NAME OF          AGGREGATE    AGGREGATE     AGGREGATE      AGGREGATE    AGGREGATE     AGGREGATE     AGGREGATE     AGGREGATE
PERSON, POSITION    COMPENSATION  COMPENSATION  COMPENSATION  COMPENSATION  COMPENSATION  COMPENSATION  COMPENSATION  COMPENSATION
                        FROM      FROM CAPITAL  FROM LIMITED      FROM          FROM          FROM         FROM           FROM
                    JANUS GROWTH    GUARDIAN      MATURITY       CAPITAL     VAN KAMPEN   MFS RESEARCH     JANUS        AIM MID
                     AND INCOME    LARGE CAP        BOND        GUARDIAN    REAL ESTATE                   SPECIAL      CAP GROWTH
                                     VALUE                       MANAGED                                  EQUITY
                                                                 GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER          ----          ----          ----          ----          ----          ----          ----          ----
TRUSTEE(4), (5)

THOMAS J.
MCINERNEY               ----          ----          ----          ----          ----          ----          ----          ----
TRUSTEE(4), (5)

------------------------------------------------------------------------------------------------------------------------------------
     NAME OF          AGGREGATE    AGGREGATE     AGGREGATE      AGGREGATE    AGGREGATE     AGGREGATE     AGGREGATE     AGGREGATE
PERSON, POSITION    COMPENSATION  COMPENSATION  COMPENSATION  COMPENSATION  COMPENSATION  COMPENSATION  COMPENSATION  COMPENSATION
                        FROM      FROM CAPITAL  FROM LIMITED      FROM          FROM          FROM         FROM           FROM
                    JANUS GROWTH    GUARDIAN      MATURITY       CAPITAL     VAN KAMPEN   MFS RESEARCH     JANUS        AIM MID
                     AND INCOME    LARGE CAP        BOND        GUARDIAN    REAL ESTATE                   SPECIAL      CAP GROWTH
                                     VALUE                       MANAGED                                  EQUITY
                                                                 GLOBAL
------------------------------------------------------------------------------------------------------------------------------------
R. GLENN HILLIARD       ----          ----          ----          ----          ----          ----          ----          ----
TRUSTEE(4),
(5), (10)

J. MICHAEL EARLY
TRUSTEE                $1,099         $637         $1,292         $972          $212         $1,206        $1,939        $1,841

R. BARBARA
GITENSTEIN             $1,106         $675         $1,177         $974          $212         $1,207        $1,949        $1,850
TRUSTEE

ROGER B. VINCENT
TRUTEE(9)              $1,167         $693         $1,229        $1,079         $234         $1,332        $2,062        $2,037

PAUL S. DOHERTY
TRUSTEE(4)             $1,199         $645         $1,344         $993          $212         $1,211        $2,153        $2,000

WALTER H. MAY
TRUSTEE(4)             $1,347         $794         $1,422        $1,234         $268         $1,524        $2,370        $2,336

BLAINE E. RIEKE
TRUSTEE(4), (8)        $1,144         $686         $1,218        $1,061         $234         $1,328        $2,007        $1,998

RICHARD A.
WEDEMEYER              $1,129         $682         $1,188         $993          $212         $1,211        $2,003        $1,889
TRUSTEE(4)

JOCK PATTON
TRUSTEE(4)             $1,332         $791         $1,392        $1,166         $246         $1,407        $2,366        $2,227

DAVID W.C. Putnam
TRUSTEE(4)             $1,444         $686         $1,218        $1,061         $234         $1,328        $2,007        $1,998

ROBERT A. GRAYSON
TRUSTEE(6)              ----          ----          ----          ----          ----          ----          ----          ----

STANLEY B.
SEIDLER TRUSTEE(6)      ----          ----          ----          ----          ----          ----          ----          ----

ELIZABETH J.
NEWELL
TRUSTEE(6)              ----          ----          ----          ----          ----          ----          ----          ----

JOHN R. BARMEYER
TRUSTEE(6)              ----          ----          ----          ----          ----          ----          ----          ----

ROBERT C.
SALIPANTE               ----          ----          ----          ----          ----          ----          ----          ----
TRUSTEE(5), (6)

------------------------------------------------------------------------------------------------------------------------------------
      NAME OF        AGGREGATE     AGGREGATE     AGGREGATE     AGGREGATE     AGGREGATE     PENSION OR    ESTIMATED       TOTAL
  PERSON, POSITION  COMPENSATION  COMPENSATION  COMPENSATION  COMPENSATION  COMPENSATION   RETIREMENT      ANNUAL     COMPENSATION
                        FROM       FROM EAGLE     FROM VAN        FROM      FROM GOLDMAN    BENEFITS      BENEFITS        FROM
                     MFS TOTAL    ASSET VALUE      KAMPEN       ALLIANCE       SACHS        ACCRUED         UPON       REGISTRANT
                       RETURN        EQUITY      GROWTH AND     MID CAP       INTERNET     AS PART OF    RETIREMENT     AND FUND
                                                   INCOME        GROWTH      TOLLKEEPER       FUND          (1)       COMPLEX PAID
                                                                                            EXPENSES                       TO
                                                                                                                        TRUSTEES
                                                                                                                        (2), (3)
------------------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER           ----          ----          ----          ----          ----          ----          ----          ----
TRUSTEE(4), (5)

THOMAS J.
MCINERNEY
TRUSTEE(4), (5)          ----          ----          ----          ----          ----          ----          ----          ----

R. GLENN HILLIARD        ----          ----          ----          ----          ----          ----          ----          ----
TRUSTEE(4), (5)
(10)

J. MICHAEL EARLY        $1,837         $282         $1,699         $974          $438          N/A           N/A         $48,305
TRUSTEE

----------------------------------------------------------------------------------------------------------------------
      NAME OF        AGGREGATE     AGGREGATE     AGGREGATE     AGGREGATE     AGGREGATE     PENSION OR    ESTIMATED
  PERSON, POSITION  COMPENSATION  COMPENSATION  COMPENSATION  COMPENSATION  COMPENSATION   RETIREMENT      ANNUAL
                        FROM       FROM EAGLE     FROM VAN        FROM      FROM GOLDMAN    BENEFITS      BENEFITS
                     MFS TOTAL    ASSET VALUE      KAMPEN       ALLIANCE       SACHS        ACCRUED         UPON
                       RETURN        EQUITY      GROWTH AND     MID CAP       INTERNET     AS PART OF    RETIREMENT
                                                   INCOME        GROWTH      TOLLKEEPER       FUND          (1)
                                                                                            EXPENSES


----------------------------------------------------------------------------------------------------------------------
R. BARBARA
GITENSTEIN              $1,573         $282         $1,702         $977          $439          N/A           N/A
TRUSTEE

ROGER B. VINCENT
TRUTEE(9)               $1,736         $311         $1,879        $1,076         $486          N/A           N/A

PAUL S. DOHERTY
TRUSTEE(4)              $1,843         $282         $1,720         $988          $451          N/A           N/A

WALTER H. MAY
TRUSTEE(4)              $1,986         $356         $2,151        $1,233         $556          N/A           N/A

BLAINE E. RIEKE
TRUSTEE(4), (8)         $1,731         $311         $1,861        $1,064         $474          N/A           N/A

RICHARD A.
WEDEMEYER
TRUSTEE(4)              $1,578         $282         $1,720         $988          $451          N/A           N/A

JOCK PATTON
TRUSTEE(4)              $1,833         $327         $2,010        $1,157         $533          N/A           N/A

DAVID W.C. PUTNAM
TRUSTEE(4)              $1,731         $311         $1,861        $1,064         $474          N/A           N/A

ROBERT A.
GRAYSON
TRUSTEE(6)               ----          ----          ----          ----          ----          ----          ----

STANLEY B. SEIDLER
TRUSTEE(6)               ----          ----          ----          ----          ----          ----          ----

ELIZABETH J. NEWELL
TRUSTEE(6)               ----          ----          ----          ----          ----          ----          ----

JOHN R. BARMEYER
TRUSTEE(6)               ----          ----          ----          ----          ----          ----          ----

ROBERT C. SALIPANTE
TRUSTEE(5), (6)          ----          ----          ----          ----          ----          ----          ----


-----------------------------------------------------------------------------------
      NAME OF          AGGREGATE       AGGREGATE       AGGREGATE          TOTAL
  PERSON, POSITION    COMPENSATION    COMPENSATION    COMPENSATION     COMPENSATION
                        FROM ING        FROM ING        FROM ING           FROM
                        AMERICAN        AMERICAN        AMERICAN        REGISTRANT
                         GROWTH       INTERNATIONAL   GROWTH-INCOME      AND FUND
                      PORTFOLIO(11)   PORTFOLIO(11)   PORTFOLIO(11)    COMPLEX PAID
                                                                            TO
                                                                         TRUSTEES
                                                                         (2), (3)
-----------------------------------------------------------------------------------
R. BARBARA
GITENSTEIN                                                                $50,658
TRUSTEE

ROGER B. VINCENT
TRUTEE(9)                                                                 $76,011

PAUL S. DOHERTY
TRUSTEE(4)                                                                $76,532

WALTER H. MAY
TRUSTEE(4)                                                                $88,288

BLAINE E. RIEKE
TRUSTEE(4), (8)                                                           $74,771

RICHARD A.
WEDEMEYER
TRUSTEE(4)                                                                $70,133

JOCK PATTON
TRUSTEE(4)                                                                $88,759

DAVID W.C. PUTNAM
TRUSTEE(4)                                                                $76,855

ROBERT A.
GRAYSON
TRUSTEE(6)                                                                  ----

STANLEY B. SEIDLER
TRUSTEE(6)                                                                  ----

ELIZABETH J. NEWELL
TRUSTEE(6)                                                                  ----

JOHN R. BARMEYER
TRUSTEE(6)                                                                  ----

ROBERT C. SALIPANTE
TRUSTEE(5), (6)                                                             ----


1 The Board has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the Trust at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

2 Represents compensation for __ 93 portfolios, the total number of Portfolios in the Trust as of December 31, 2002.

3 Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

4     Elected as Trustee on February 15, 2002.

5 "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of DSI, the manager and distributor to the Trust. Officers and Trustees who are interested persons of ING or the Adviser do not receive any compensation from the Portfolio.

6 Did not stand for re-election as Trustee and stepped down from the Board as of February 26, 2002.

7     Resigned as a Trustee effective February 26, 2002.

8 Mr. Rieke may be deemed to be is an "interested person" of the Trust, as defined in the 1940 Act, because a family member is an employee of Goldman, Sachs & Co., the parent company of a Portfolio Manager to one of the Portfolios.For a period of time prior to May 1, 2003, Mr. Rieke may have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper Portfolio of the Trust, due to a family member's employment by the Portfolio Manager of that Portfolio. Internet Tollkeeper(SM) Portfolio of the Trust, as defined in the 1940 Act, because his child is an employee of Goldman, Sachs & Co. He may also be deemed to be an "interested person" of the Trust.

9 Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings. Mr. Vincent was the beneficial owner of 200 shares of Goldman, Sachs & Co., the parent company of the Portfolio Manager of the Goldman Sachs Internet Tollkeeper(SM) Portfolio of the Trust, from December 2002 through February 2003. These shares were acquired by an account that Mr. Vincent does not directly manage, and he disposed of the shares upon learning that they were held in his account. Mr. Vincent may technically have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Internet Tollkeeper(SM) Portfolio and of the Trust during this period.

10    Resigned as a Trustee effective April 30, 2003.

11 Commenced operations on September 2, 2003 and, therefore, did not pay any compensation to any Trustees during the fiscal year ended December 31, 2002. Estimated compensation for the period September 2, 2003 through December 31, 2003.

OWNERSHIP OF SHARES

      The following table describes Mr. Vincent's beneficial ownership of equity securities of Goldman, Sachs & Co. as of December 31, 2002. Goldman Sachs & Co. Asset Management, was a portfolio manager of a series of the Trust. Effective May 1, 2003, Goldman Sachs & Co., was reorganized as the parent company to such portfolio manager, which became a wholly-owned subsidiary of Goldman, Sachs & Co.. Mr. Vincent's beneficial ownership of these shares was divested subsequent to December 31, 2002.

---------------------------------------------------------------------------------------------------------
NAME OF TRUSTEE      COMPANY                  TITLE OF CLASS     VALUE OF SECURITIES     PERCENT OF CLASS
---------------------------------------------------------------------------------------------------------
Roger P. Vincent     Goldman, Sachs & Co.     Common             $13,620*                < 1%

      * As of December 31, 2002.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

      As of December 31, 2002, none of the Independent Trustees or their immediate family members owned beneficially or of record securities in ING Investments or ING Groep, N.V. ("ING") or any affiliated companies of ING Investments or ING. In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in ING Investments or ING or any affiliated companies of ING Investments or ING.

      Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the company. A control person may be able to take actions regarding its Portfolio without the consent or approval of other shareholders.

      Shares of the Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts"), to qualified pension and retirement plans outside the separate accounts context, and to investment advisers and their affiliates. Golden American Life Insurance Company may be deemed a control person of certain series of the Trust in that certain of its separate accounts hold more than 25% of the shares of these series.

      As of August 15, 2003, the Portfolios had not yet commenced operations and, therefore, no Variable Contract Owner owned a Variable Contract that entitled the owner to give voting instructions with respect to 5% or more of the shares of the ING American Growth Portfolio, ING American International Portfolio and the ING American Growth-Income Portfolio. To the knowledge of management, the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of any Portfolio of the Trust as of August 15, 2003.

THE INVESTMENT MANAGER TO THE PORTFOLIOS

      The investment adviser for the Portfolios is ING Investments, LLC ("Investment Manager" or "ING Investments") which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. The Investment Manager, subject to the authority of the Trustees of the Portfolios, has the overall responsibility for the management of each Portfolio's portfolio The Investment Manager is a direct, wholly owned subsidiary of ING Groep N.V. (NYSE: ING) ("ING Groep N.V."). ING Groep N.V. is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

      On February 26, 2001, the name of the Investment Manager changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Investment Manager was changed from "ING Pilgrim Investments, LLC," to "ING Investments, LLC."

      [The Trust currently offers the shares of its operating Portfolios to, among others, separate accounts of Golden American Life Insurance Company ("Golden American") to serve as the investment medium for Variable Contracts issued by Golden American. DSI is the principal underwriter and distributor of the Variable Contracts issued by Golden American. Golden American is a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American is a wholly owned subsidiary of Equitable of Iowa.]

      The Investment Manager serves pursuant to a Investment Management Agreement between the Investment Manager and the Portfolios. The Investment Management Agreement requires the Investment Manager to oversee the provision of all investment advisory and portfolio management services for each Portfolio, respectively.

      The Trust and the Investment Manager have received an exemptive order from the SEC that allows the Investment Manager to enter into new investment sub-advisory contracts ("Portfolio Management Agreements") and to make material changes to Portfolio Management Agreements with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Interested Trustees) of the Trust must approve any new or amended Portfolio Management Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. The Investment Manager remains responsible for providing general management services to each of the Portfolios, including overall supervisory responsibility for the general management and investment of each Portfolio's assets, and, subject to the review and approval of the Board, will among other things: (i) set each Portfolio's overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of a Portfolio's assets; (iii) when appropriate, allocate and reallocate a Portfolio's assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant Portfolio's investment objectives, policies and restrictions.

      The Investment Management Agreement requires the Investment Manager to provide, subject to the supervision of the Board, investment advice and investment services to the Portfolios and to furnish advice and recommendations with respect to investment of each Portfolio's assets and the purchase or sale of its portfolio securities. The Investment Manager also provides investment research and analysis. The Investment Management Agreement provides that the Investment Manager is not subject to liability to the Portfolio for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.

      After an initial two-year term, the Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a "majority" (as defined in the 1940 Act) of the Portfolio's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager by vote cast in person at a meeting called for the purpose of voting on such approval.

      In connection with their deliberations relating to the Portfolios' Investment Management Agreement, the Board, including the Independent Trustees, considered information that had been provided by ING Investments. In considering the Investment Management Agreement, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board in reviewing the Investment Management Agreement included, but were not limited to, the following: [(1) the Investment Manager's willingness to receive fees only if the Portfolios no longer are invested in the Master Funds and that there would be no duplication of fees at the master and feeder level; (2) the nature and quality of the services to be provided by the Investment Manager to the Funds; (3) the fairness of the compensation under the Management Agreement in light of the services provided to the Funds; (4) the profitability to the Investment Manager from the Management Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources that would be used by the Investment Manager in managing the Portfolios; (6) the expenses borne by the Portfolios and a comparison of each Portfolio's fees and expenses to those of a peer group of funds; and (7) the Investment Manager's compliance capabilities and efforts on behalf of each Portfolio.] In considering the Investment Management Agreement, the Board, including the Independent Trustees, did not identity any single factor as all-important or controlling.

      In reviewing the terms of the Investment Management Agreement and in discussions with the Investment Manager concerning such Investment Management Agreements, the Independent Trustees were represented by independent legal counsel. Based upon its review, the Board has determined that the Investment Management Agreement is in the best interests of the Portfolios and their shareholders and that the advisory fees are fair and reasonable. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of each Portfolio, including the unanimous vote of the Independent Trustees, approved the Investment Management Agreement.

      The Investment Management Agreement is terminable without penalty upon notice given by the Board or by a vote of the holders of a majority of the Portfolio's outstanding shares voting as a single class, or upon notice given by the Investment Manager. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

      As of ____ ING Investments had assets under management of $_____.

      Under the terms of the Investment Management Agreement, during periods when the Portfolios invest directly in investment securities each Portfolio pays the Investment Manager a monthly fee in arrears equal to the following as a percentage of the Portfolio's average daily net assets during the month, as set out below.

PORTFOLIO                      ANNUAL INVESTMENT MANAGER FEE
ING American Growth            0.38% of the Portfolio's average daily net assets
Portfolio                      if the Portfolio has not invested substantially
                               all of its assets in another investment company.
                               If the Portfolio invests substantially all of its
                               assets in another investment company, the
                               Investment Manager does not charge an advisory
                               fee.

ING American International     0.57% of the Portfolio's average daily net assets
Portfolio                      if the Portfolio has not invested substantially
                               all of its assets in another investment company.
                               If the Portfolio invests substantially all of its
                               assets in another investment company, the
                               Investment Manager does not charge an advisory
                               fee.

ING American Growth-Income     0.33% of the Portfolio's average daily net assets

PORTFOLIO                      ANNUAL INVESTMENT MANAGER FEE
Portfolio                      if the Portfolio has not invested substantially
                               all of its assets in another investment company.
                               If the Portfolio invests substantially all of its
                               assets in another investment company, the
                               Investment Manager does not charge an advisory
                               fee.

INVESTMENT ADVISER TO THE MASTER FUNDS

      The investment adviser to the Master Funds, Capital Research and Management Company ("CRMC"), founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. CRMC is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. CRMC's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. CRMC believes that it is able to attract and retain quality personnel. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.

      CRMC is responsible for managing more than [$350 billion] of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

      As of ____, 2003, CRMC had assets under management of $___.

      INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the Master Funds and CRMC will continue in effect until December 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the board of trustees of each Master Fund, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each Master Fund, and (ii) the vote of a majority of trustees of the Master Funds who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that CRMC has no liability to the Series for its acts or omissions in the performance of its obligations to the Master Funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of their assignment (as defined in the 1940 Act).

      As compensation for its services, CRMC receives a monthly fee which is accrued daily, from each Master Portfolio, and indirectly from each Feeder Portfolio as a shareholder in its corresponding Master Fund, calculated at the annual rates of:

        MASTER FUND                               ANNUAL INVESTMENT ADVISORY FEE
        -----------                               ------------------------------
Growth Fund                                                   0.38%

International Fund                                            0.57%

Growth-Income Fund                                            0.33%

      For more information regarding CRMC, the investment adviser to the Master Funds see the Master Funds' statement of additional information which is delivered together with this SAI.

DISTRIBUTOR; 12B-1 PLANS

RULE 12B-1 PLANS OF THE PORTFOLIOS

      The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (the "Plan") on behalf of each Portfolio. DSI serves as the Portfolios' Distributor and Principal Underwriter. DSI's principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. DSI is not obligated to sell a specific amount of a Portfolio's shares. DSI is an affiliate of the ING Investments, LLC, the Investment Manager of the Portfolios.

      The Plan provides that the Portfolios shall pay a distribution fee (the "Distribution Fee"), for distribution services including payments to DSI at annual rates not to exceed 0.50% of the average daily net assets of such 12b-1 Portfolios for distribution services. The Distributor may use all or any portion of such Distribution Fee to pay for fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. The Plan was approved by all of the Trustees, including all of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan.

      Since the Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses). The Portfolios, however, are not liable for any distribution expenses incurred in excess of the Distribution Fee paid.

      The Plan permits the Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.50% of the average daily net assets of such Portfolio attributable to an insurance company's variable contract owners during that quarterly period. Expenses payable pursuant to the Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the Portfolios' shares; (d) obtaining information and providing explanations to variable contract owners regarding the 12b-1 Portfolios' investment objectives and policies and other information about the Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the Portfolios; (g) personal service and/or maintenance of variable contract owners' accounts with respect to the Portfolios' accounts; and (h) financing any other activity that the Trust's Board determines is primarily intended to result in the sale of the Portfolios' shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan. The Plan is subject to annual approval by the Trustees. The Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the Portfolios. The Plan may not be amended to increase materially the amount that may be spent for distribution by the Portfolios without the approval of a majority of the outstanding shares of each of the Portfolios. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

      The Plan was adopted because of its anticipated benefit to the Portfolios. These anticipated benefits include increased promotion and distribution of the Portfolios' shares, an enhancement in the Portfolios' ability to maintain accounts and improve asset retention and increased stability of net assets for the Portfolios. The Trust intends to submit the Plan to shareholders of the Trust's other portfolios for their approval in 2002.

      As of the date of this SAI, shares of the ING American Growth Portfolio, ING American International Portfolio and ING American Growth-Income Portfolio were not yet offered. As a result, no payments have been made under the Plan.

RULE 12B-1 PLANS OF THE MASTER FUNDS

      Each Master Fund has adopted a Plan of Distribution (the "Master Fund Plans") for its Class 2 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Master Fund Plan, the Portfolios may pay 0.25% of each Master Fund's average net assets annually (Class 2 shares only) to finance any distribution activity which is primarily intended to benefit the Class 2 shares of the Master Fund, provided that the Board of the Master Funds has approved the categories of expenses for which payment is being made.

      For additional information regarding the Master Fund Plans, see the Master Funds' statement of additional information which is delivered together with this SAI.

CODE OF ETHICS

      To mitigate the possibility that a Portfolio will be adversely affected by personal trading of employees, the Portfolios, Investment Manager and Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal trading accounts of Trustees and others who normally come into possession of information on portfolio transactions. The Codes of Ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust or a Master Fund. The Master Fund's investment adviser has also adopted a code of ethics under Rule 17j-1. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of the Codes of Ethics also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

BROKERAGE AND RESEARCH SERVICES

      For information regarding portfolio brokerage of each Master Fund see the Master Funds' statement of additional information which is delivered together with this SAI.

PORTFOLIO TURNOVER

      The portfolio turnover of each Master Fund is described in the prospectus for the Master Funds which is delivered together with the Prospectus for the Portfolios.

                                NET ASSET VALUE

DETERMINATION OF NET ASSET VALUE OF THE PORTFOLIOS

      As noted in the Prospectus, the net asset value ("NAV") and offering price of each Portfolio's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. Securities traded on an exchange or NASDAQ for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in less than 60 days will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. See "Share Price" in the Prospectus. The long-term debt obligations held in a Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

      Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

      The prices of foreign securities are determined using information derived from pricing services and other sources. The value of the foreign securities traded on exchanges outside the United States is generally based upon the price on the foreign exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of a Portfolio's valuation). Foreign securities markets may close before a Portfolio determines its NAV. European, Asian, Latin American, or other international securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio.

      If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its net asset value. The Board has adopted procedures under which the fair value of foreign securities may, upon the occurrence of a significant event, be determined as of the time a Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolios are not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless a market movement or other event has occurred which constitutes a significant event under procedures adopted by the Board, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV.

      Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time NAV is computed.

      Options on currencies purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

      The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE, as supplied by a Portfolio's custodian bank or other broker-dealers or banks approved by a Portfolio, on each date that the NYSE is open for business.

      The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

      Orders received by dealers prior to the close of regular trading on the NYSE will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Distributor prior to its close of business that same day (normally 4:00 P.M. Pacific time). It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after the close of regular trading on the NYSE will be confirmed at the next computed offering price as described in the Prospectus.

DETERMINATION OF NET ASSET VALUE OF THE MASTER FUNDS

      For information regarding the determination of NAV of each Master Fund see the Master Funds' statement of additional information which is delivered together with this SAI.

                            PERFORMANCE INFORMATION

      The Trust may, from time to time, include the yield of the Portfolios, and the total return of the Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

      Quotations of yield for the Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                               6
      YIELD = 2 [((a-b)/cd + 1)  - 1]

where,

      a = dividends and interest earned during the period,

      b = expenses accrued for the period (net of reimbursements),

      c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

      d = the maximum offering price per share on the last day of the period.

      Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

      The following is the average annual total return for the periods indicated ended December 31, 2002 for each Portfolio of the Trust: The table shows you the historical performance of each Master Fund. The table presents total annualized returns of each Master Fund for the periods shown below through December 31, 2002, adjusted to reflect current expenses of each Portfolio. The information below does not present the performance of the Portfolios, since the Portfolios had not yet commenced operations. Rather, the table presents the historical performance of the Master Funds, adjusted for the expenses of the Portfolios, as if the Portfolios had invested in the Master Funds for the periods presented. Performance information does not reflect the expenses of any Variable Contract, and performance would be lower if it did.

-------------------------------------------------------------------------------------------------
                                   1 Year(1)        5 Years(1)     Since Inception of Master Fund
                                                                         or 10 Years(1)(2)
-------------------------------------------------------------------------------------------------
American Growth Fund             %                %               %
American International Fund      %                %               %
American Growth-Income Fund      %                %               %

(1) Performance is net of expenses of the Master Fund and expenses of the Portfolio, the latter of which are estimated, expressed as a ratio of expenses to average daily net assets, as follows: _% for the ING American Growth Portfolio, ___% for the ING American International Portfolio, and __% for the ING American Growth-Income Portfolio, which includes a 12b-1 fee at an annual rate of 0.50%.

(2) [Each of the Growth Fund and Growth-Income Fund commenced operations as of February 8, 1984; the International Fund commenced operations as of May 1, 1990.]

      Each Portfolio may be categorized as to its market capitalization make-up ("large cap," mid cap" or "small cap") with regard to the market capitalization of the issuers whose securities it holds. A Portfolio average or median market capitalization may also be cited. Certain other statistical measurements may be used to provide measures of a Portfolio's characteristics. Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta. Median and average P/E ratios are measures describing the relationship between the price of a Portfolio's various securities and their earnings per share. Duration is a weighted-average term-to-maturity of the bond's cash flows, the weights being present value of each cash flow as a percentage of the bond's full price.

      Beta is a historical measure of a portfolio's market risk; a Beta of 1.10 indicates that the portfolio's returns tended to be 10% higher (lower) than the market return during periods in which market returns were positive (negative).

      [Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), the S&P Small Cap 600 Index, the Dow Jones Industrial Average ("DJIA"), the Goldman Sachs Internet Index, the Lehman Brothers Government Bond Index, the Lehman Brothers Government Corporate Bond Index, the Lehman Brothers 1-5 Year U.S. Government/Credit Bond Index, the Merrill Lynch 3-month U.S. Treasure Bill Index, the NASDAQ Composite Index, the MSCI EAFE Index, the MSCI All Country World Free Index, the MSCI Emerging Markets Free Index, the Russell MidCap Index, the Russell Mid Cap Growth Index, the Russell 1000 Index, the Russell 2000 Index, the Russell 3000 Index, the Wilshire 5000 Index, the Wilshire Real Estate Securities Index, the Lehman Brothers Aggregate Bond Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.]

      Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and
(ii) the effect of tax deferred compounding on a Portfolio's investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

      In addition, reports and promotional literature may contain information concerning the Investment Manager, CRMC, the investment adviser of the Master Funds, or affiliates of the Trust, the Investment Manager, or CRMC, including
(i) performance rankings of other mutual funds managed by the investment adviser, or the individuals employed by CRMC who exercise responsibility for the day-to-day management of a Portfolio or Master Fund, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria;
(ii) lists of clients, the number of clients, or assets under management; and
(iii) information regarding services rendered by the Investment Manager to the Trust, including information related to the selection and monitoring of investment advisers. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Portfolio is intended, based upon each Portfolio's investment objectives.

      In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by Golden American, although comparable performance information for the Separate Account will take such charges into account. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                     TAXES


      Shares of the Portfolios are offered only to the Separate Accounts that fund Variable Contracts. See the respective prospectus for the Variable Contracts for a discussion of the special taxation of insurance companies with respect to the Separate Accounts and of the Variable Contracts and the holders thereof.

      Each Portfolio that has commenced operations has qualified (any Portfolio of the Trust that has not yet commenced operations intends to qualify), and expects to continue to qualify, to be taxed as a regulated investment company ("RIC") under the Code. To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.

      Each Portfolio must comply with (and intends to also comply with) the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

      The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

      If a Portfolio fails to qualify to be taxed as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

      Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply to certain Portfolios whose only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts. To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

      The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

      Foreign Investments -- Portfolios investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in foreign securities or currencies is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

      A "passive foreign investment company" ("PFICs") is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Portfolio investing in securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of a Portfolio making such investments. Owners of Variable Contracts investing in such Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Portfolio may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Portfolio. However, a Portfolio's intention to qualify annually as a regulated investment company may limit a Portfolio's elections with respect to PFIC securities and no assurance can be given that such elections can or will be made.

      The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.


                               OTHER INFORMATION

CAPITALIZATION

      The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 37 investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional Portfolios will not alter the rights of the Trust's shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights or subscription rights. In liquidation of a Portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio. All of the Portfolios discussed in this SAI are diversified under the 1940 Act.

VOTING RIGHTS

      Shareholders of the Portfolios are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

      Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.

PURCHASE OF SHARES

      Shares of a Portfolio may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.

      Shares of each Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

REDEMPTION OF SHARES

      Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request by an insurance company whose separate account invests in the Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

EXCHANGES

      Shares of each Feeder Portfolio may be exchanged for shares of another Portfolio [and of the Class [__] shares of the other series offered by the Trust.] Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more of the other Portfolios and are effected at the respective net asset values per share of each Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the Portfolios, and should refer to the Prospectus for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Portfolio.

      The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time. [In the event that a Portfolio ceases offering its shares, any investments allocated by an insurance company to such Portfolio will be invested in the Liquid Asset Portfolio of the Trust or any successor to such Portfolio.]

CUSTODIAN AND OTHER SERVICE PROVIDERS OF THE PORTFOLIOS

      The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash and is responsible for safekeeping the Trust's assets and portfolio accounting services for the Portfolios.

CUSTODIAN OF THE MASTER FUNDS

      Securities and cash owned by the Master Funds, including proceeds from the sale of shares of the Master Funds and securities in the Master Funds' portfolios, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02105, as custodian. Non-U.S. securities may be held by the custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

INDEPENDENT AUDITORS

      KPMG LLP, 355 South Grand Avenue, Los Angeles, CA 90071 serves as the Portfolios' independent auditors. The independent auditors examine financial statements for the Trust and provides other audit, tax, and related services.

LEGAL COUNSEL

      Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT

      This SAI and the accompanying Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

      The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

      Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

REPORTS TO SHAREHOLDERS.

      The fiscal year of the Trust ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent accountants will be sent to shareholders each year.

                            PART C. OTHER INFORMATION

Item 23.    Exhibits


(a)   (1)   Amended and Restated Agreement and Declaration of Trust dated
            February 26, 2002 (17)



      (2) Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)


      (3) Amendment dated [ ], 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002*


      (4) Amendment dated [ ], 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002*


(b)   By-laws (1)

(c)   Instruments Defining Rights of Security Holders (1)

(d)   (1)   (A)   Management Agreement for all Series except The Fund For Life dated October 24, 1997 (2)

            (B) Addendum to the Management Agreement, Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value + Growth Series, Global Fixed Income Series, Growth Opportunities Series & Developing World Series January 2, 1998
                  (3)

            (C) Addendum to the Management Agreement, adding International Equity Series and the Large Cap Value Series dated February 16, 1999 (3)

            (D) Addendum to the Management Agreement, adding Investors Series, All Cap Series and the Large Cap Growth Series dated August 17, 1999 (3)

            (E) Addendum to the Management Agreement, adding Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series dated May 18, 2000 (4)

            (F) Addendum to the Management Agreement, adding International Equity Series dated November 16, 2000 (5)

            (G) Addendum to the Management Agreement, adding Internet Tollkeeper Series (6)

            (H)   Management Agreement for The Fund For Life (1)

            (I) Addendum to Management Agreement for all Series except the Fund for Life adding the new series (7)

            (J)   Amendment to Management Agreement dated February 26, 2002 (7)

            (K)   Amendment dated May 24, 2002 to October 24, 1997 Management

                  Agreement(17)



            (L) Management Agreement for ING American Growth, ING American International, and ING American Growth-Income Portfolios dated [ ] *


      (2)   Portfolio Management Agreements

            (A) Portfolio Management Agreement with T. Rowe Price Associates, Inc. (2)

            (B) Portfolio Management Agreement with ING Investment Management LLC, formerly Equitable Investment Services, Inc. (2)

            (C) Portfolio Management Agreement with Eagle Asset Management, Inc. (2)

            (D) Portfolio Management Agreement with Massachusetts Financial Services Company (8)

            (E) Portfolio Management Agreement with Baring International Investment Limited (1)

            (F) Portfolio Management Agreement with A I M Capital Management, Inc. (1)

            (G)   Portfolio Management Agreement with Janus Capital Corporation
                  (1)

            (H) Portfolio Management Agreement with Alliance Capital Management L.P. (1)

            (I)   Schedule Pages for T. Rowe Price Associates, Inc. (1)

            (J) Portfolio Management Agreement with Salomon Smith Barney Asset Management, Inc. (9)

            (K) Portfolio Management Agreement with Capital Guardian Trust Company (9)

            (L) Form of Portfolio Management Agreement with The Prudential Investment Corporation (9)

            (M)   Addendum to the A I M Capital Management, Inc. Agreement (9)

            (N) Addendum to the Baring International Investment Limited Agreement (9)

            (O)   Addendum to the Capital Guardian Trust Company Agreement (9)

            (P) Form of Portfolio Management Agreement with Fidelity Management & Research Company (4)

            (Q) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc. (4)

            (R)   Form of Addendum to the Janus Capital Corporation Agreement
                  (4)

            (S) Form of Portfolio Management Agreement with ING Pilgrim Investments, Inc.

                  (5)

            (T) Form of Portfolio Management Agreement with Goldman Sachs & Company (10)

            (U) Form of Portfolio Management Agreement with Pacific Investment Management Company, LLC (10)

            (V) Form of Portfolio Management Agreement with Fund Asset Management, L.P. (7)

            (W) Form of Portfolio Management Agreement with Morgan Stanley Investment Management Inc. (7)

            (X) Form of Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (USA), Inc. (7)

            (Y) Form of Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (London) Limited (7)

            (Z) Form of Portfolio Management Agreement with Janus Capital Management LLC (7)

            (AA) Amendment to Portfolio Management Agreement with T. Rowe Price Associates, Inc. (11)

            (BB) Amendment to Portfolio Management Agreement with Salomon Smith Barney Asset Management, Inc. (11)

            (CC) Amendment to Portfolio Management Agreement with Massachusetts Financial Services Company (11)

            (EE) Form of Portfolio Management Agreement with UBS Global Asset Management (Americas) INC. (17)

            (FF) Portfolio Management Agreement with Marsico Capital Management, LLC dated December 13, 2002 (17)

      (3)   (A)   Administrative Services Agreement for The Fund For Life (1)

            (B) Form of Administrative Services Sub-Contract between DSI, Inc. and ING Funds Services, LLC (17)

            (C) Administrative and Shareholder Service Agreement dated March 31, 2000 by and between Directed Services, Inc. and Security Life of Denver Insurance Company (12)

            (D) Administrative and Shareholder Service Agreement dated December 11, 2000 by and between Directed Services, Inc. and Southland Life Insurance Company (13)

(e)   (1)   Amended and Restated Distribution Agreement dated February 26, 2002
            (17)



      (2)   Amendment dated [ ] to Distribution Agreement*


(f)   Not Applicable

(g)   (1)   Custody Agreement with The Bank of New York dated January 6, 2003
            (17)

      (2)   Foreign Custody Manager Agreement (7)


      (3)   Amendment dated [ ] to Custody Agreement*


(h)   (1)   (A)   Shareholder Servicing Agreement (7)

            (B)   Form of Third Party Brokerage Agreement with Merrill Lynch (7)

            (C) Securities Lending and Guaranty Agreement with The Bank of New York (7)

      (2)   (A)   Organizational Agreement for Golden American Life Insurance
                  Company (1)

            (B)   Assignment Agreement for Organizational Agreement (1)

            (C) Organizational Agreement for The Mutual Benefit Life Insurance Company (2)

            (D)   Assignment Agreement for Organizational Agreement (1)

            (E) Addendum to Organizational Agreement adding Market Manager Series and Value Equity Series (2)

            (F) Addendum to the Organizational Agreement adding the Strategic Equity Series (1)

            (G) Addendum to the organizational Agreement adding the Small Cap Series (14)

            (H) Addendum to the Organizational Agreement adding Managed Global Series (15)

            (I) Addendum to the Organizational Agreement adding Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series (8)

            (J) Addendum to the Organizational Agreement adding International Equity Series and the Large Cap Value Series dated February 16, 1999 (9)

            (K) Addendum to the Organizational Agreement adding Investors Series, All Cap Series and the Large Cap Growth Series dated June 15, 1999 (9)

            (L) Addendum to the Organizational Agreement adding Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series dated May 18, 2000 (4)

            (M) Addendum to the Organizational Agreement adding International Equity Series (5)

            (N) Addendum to the Organizational Agreement adding Internet Tollkeeper Series (6)

            (O) Addendum to the Organizational Agreement adding: Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity, Fundamental Growth, Focus Value, International Enhanced EAFE (7)

      (3)   (A)   Settlement Agreement for Golden American Life Insurance
                  Company (1)

            (B)   Assignment Agreement for Settlement Agreement (2)

            (C) Settlement Agreement for The Mutual Benefit Life Insurance Company (1)

            (D)   Assignment Agreement for Settlement Agreement (1)

      (4)   Indemnification Agreement (1)


      (5)   (A)   Form of Participation Agreement dated April [ ], 2003 among
                  ING Life Insurance and Annuity Company, The GCG Trust (to be renamed ING Investors Trust effective May 1, 2003) and
                  Directed Services, Inc. (17)



            (B) Form of Participation Agreement dated April [ ], 2003 among ReliaStar Life Insurance Company, The GCG Trust (to be renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (17)



            (C) Form of Participation Agreement dated April [ ], 2003 among ReliaStar Life Insurance Company of New York, The GCG Trust (to be renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (17)



            (D) Form of Participation Agreement dated [ ], 2003 among Golden American Life Insurance Company, The GCG Trust (to be renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (17)



            (E) Form of Participation Agreement dated [ ], 2003 among Equitable Life Insurance Company of Iowa, The GCG Trust (to be renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (17)



            (F) Form of Participation Agreement dated [ ], 2003 among Security Life of Denver, The GCG Trust (to be renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (17)



            (G) Form of Participation Agreement dated [ ], 2003 among Southland Life Insurance Company, The GCG Trust (to be renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (17)

      (6)   (A)   Transfer Agency Agreement dated [ ]*




            (B)   Amendment dated [ ], to Transfer Agency Agreement*



      (i) Opinion and consent of Dechart LLP regarding the legality of the securities being registered*


(j)   (1)   Consent of Dechert LLP*


      (2)   Consent of KPMG LLP*


(k)           Not Applicable

(1)           Initial Capital Agreement  (1)


(m)   (1)   Distribution Plan dated [ ] Pursuant to Rule 12b-1  (7)



      (2)   Shareholder Service and Distribution Plan for Class R*



      (3)   Amendment dated [ ] to Distribution Plan*


(n)   (1)   Multiple Class Plan Pursuant to Rule 18f-3 ("18f-3 Plan")  (7)


      (2)   Amendment dated [ ] to 18f-3 Plan*



      (3)   Amendment dated [ ] to 18f-3 Plan*


(o)   Not Applicable

(p)   Codes of Ethics

      (1)   A I M Capital Management, Inc. Code of Ethics (17)

      (2)   The GCG Trust Code of Ethics (4)

      (3)   Fidelity Management & Research Company Code of Ethics (10)

      (4)   Janus Capital Corporation Code of Ethics (4)

      (5) ING Funds and Advisers Code of Ethics - including ING Investments, LLC (17)

      (6)   Goldman Sachs & Company Code of Ethics (10)

      (7)   Pacific Investment Management Company Code of Ethics (10)

      (8)   Baring International Investment Limited Code of Ethics (11)

      (9) T. Rowe Price Associates, Inc. Code of Ethics -- incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement of T. Rowe Price Corporate Income Fund, Inc. as filed on September 21, 2001 File No. 33-62275 and 811-07353.

      (10) Alliance Capital Management L.P. Code of Ethics -- incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement of Alliance Variable Products Series Fund, Inc. as filed on April 27, 2001 File No. 33-18647 and 811-5398.

      (11) Prudential Investment Corporation Code of Ethics -- incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Prudential Pacific Growth Fund, Inc. as filed on December 28, 2001 File No. 33-42391.

      (12) J.P. Morgan Fleming Asset Management (USA) Inc., J.P. Morgan Investment Management Inc., Robert Fleming, Inc., J.P. Morgan Fleming Asset Management (London) Limited, JP International Management Limited's Code of Ethics (7)

      (13) Merrill Lynch Investment Managers (MLIM) Registered Investment Companies and Their Investment Advisers and Principal Underwriter Code of Ethics (7)

      (14)  Morgan Stanley Dean Witter Asset Management Code of Ethics (7)

      (15)  Marsico Capital Management, LLC Code of Ethics (16)

      (16)  Capital Guardian Trust Company Code of Ethics (17)

      (17)  Eagle Asset Management, Inc. Code of Ethics (17)

      (18)  ING Investment Management LLC Code of Ethics (17)


            (A)   Amendment dated [ ] to Code of Ethics*


      (19)  Massachusetts Financial Services Company Code of Ethics (17)

      (20)  Salomon Brothers Asset Management, Inc. Code of Ethics (17)

      (21)  UBS Global Asset Management (Americas) Inc. Code of Ethics (17)


      (22)  American Funds Insurance Series Code of Ethics*


(q)   (1)   Powers of Attorney  (16)

      (2)   Powers of Attorney (17)

----------

*     To be filed by amendment.

(1) Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

(2) Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

(3) Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 8, 1999 File No. 33-23512.

(4) Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of The GCG Trust as filed on July 14, 2000 File No. 33-23512.

(5) Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 1, 2000 File No. 33-23512.

(6) Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of the GCG Trust as filed on April 27, 2001 File No. 33-23512.

(7) Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of The GCG Trust as filed on April 24, 2002 File No. 33-23512.

(8) Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512.

(9) Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 29, 2000 File No. 33-23512.

(10) Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 12, 2001 File No. 33-23512.

(11) Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 8, 2002 File No. 33-23512.

(12) Incorporated by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1 as filed with the Securities and Exchange Commission on April 19, 2001 (File No. 33-74190).

(13) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Life Insurance Company and its Southland Separate Account L1 as filed with the Securities and Exchange Commission on October 13, 2000 (File No. 33-97852).

(14) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 22, 1995, File No. 33-23512.

(15) Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512.

(16) Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 10, 2003, File No. 33-23512.


(17) Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on April 30, 2003, File No. 33-23512.


Item 24.    Persons Controlled by or Under Control with Registrant.

      ING Investors Trust is a Massachusetts business trust for which separate financial statements are filed. As of March 31, 2003 Golden American Life Insurance Company ("Golden"), and its affiliates, owned all of the Trust's outstanding voting securities, through direct ownership or through a separate account.

      Golden and its insurance company affiliates are indirect wholly owned subsidiaries of ING Groep N.V.

      A list of persons directly or indirectly under common control with the ING Investors Trust is incorporated herein by reference to item 26 of Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 33-75988), as filed with the Securities and Exchange Commission on April 10, 2003.

Item 25.    Indemnification.

      Reference is made to Article V, Section 5.4 of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

      Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee's serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct. The Trust has a management agreement with Directed Services Inc. ("DSI"), and The Trust and DSI have various portfolio management agreements with the portfolio managers (the "Agreements"). Generally, the Trust will indemnify DSI and the portfolio managers under the Agreements for acts and omissions by DSI and/or the portfolio managers. Also, DSI will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSI nor the portfolio managers are indemnified for acts or omissions where DSI and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.    Business and Other Connections of Investment Adviser.

      Information as to the directors and officers of Directed Services, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-32675) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

      Information as to the directors and officers of each sub-adviser to a Portfolio of the ING Investors Trust, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the sub-adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

            Sub-adviser                                             File Number
            -----------                                             -----------
            A I M Capital Management, Inc.                          801-15211
            Alliance Capital Management L.P.                        801-56720
            Capital Guardian Trust Company                          801-60145
            Baring International Investment Limited                 801-15160
            Eagle Asset Management, Inc.                            801-21343
            Fidelity Management & Research Company                  801-07884
            Goldman Sachs Asset Management L.P.                     801-16048
            ING Investments, LLC                                    801-48282
            ING Investment Management LLC                           801-55232
            Janus Capital Management LLC                            801-13991
            Jennison Associates LLC                                 801-05608
            JP Morgan Fleming Asset Management (USA) Inc.           801-50256
            JP Morgan Fleming Asset Management (London) Limited     801-46669
            Marsico Capital Management, LLC                         801-54914
            Massachusetts Financial Services Company                801-17352
            Mercury Advisors                                        801-12485
            Pacific Investment Management                           801-48187
            Salomon Brothers Asset Management, Inc.                 801-32046
            T. Rowe Price Associates, Inc.                          801-00856
            UBS Global Asset Management (Americas) Inc.             801-34910
            Van Kampen                                              801-15757

Item 27.    Principal Underwriters.

            (a) Directed Services, Inc. serves as Distributor of Shares of ING Investors Trust.

            (b) Information as to the directors and officers of the Distributor together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 08-39104) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

            (c)   Not Applicable (Underwriter Receives No Compensation)

Item 28.    Location of Accounts and Records.

            All accounts, books and other documents required to be maintained by
            Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of
            (a) ING Investors Trust, (b) the Investment Adviser and Distributor,
            (c) the Custodian, (d) the Transfer Agent, (e) the Sub-adviser, (f) Sub-administrator. The address of each is as follows:

            (a)   ING Investors Trust
                  7337 Doubletree Ranch Road
                  Scottsdale, AZ 85258

            (b)   Directed Services, Inc.
                  1475 Dunwoody Drive
                  West Chester, PA 19380

            (c)   Bank of New York
                  One Wall Street
                  New York, NY 10286

            (d)   Directed Services, Inc.
                  1475 Dunwoody Drive
                  West Chester, PA 19380

            (e)   A I M Capital Management, Inc.
                  11 Greenway Plaza, STE 100
                  Houston, TX 77046

                  Alliance Capital Management L.P.
                  1345 Avenue of the Americas
                  New York, NY 10105

                  Capital Guardian Trust Company
                  333 South Hope Street
                  Los Angeles, CA 90071

                  Baring International Investment Limited
                  155 Bishopsgate
                  London, England

                  Eagle Asset Management, Inc.
                  880 Carillon Parkway
                  St. Petersburg, FL 33716

                  Fidelity Management & Research Company
                  82 Devonshire Street
                  Boston, MA 02109

                  Goldman Sachs Asset Management L.P.
                  85 Broad Street
                  New York, NY 10004

                  ING Investments, LLC
                  7337 East Doubletree Ranch Road
                  Scottsdale, AZ 85258

                  ING Investment Management LLC
                  5780 Powers Ferry Road, N.W., Suite 300
                  Atlanta, GA 30327

                  Janus Capital Management LLC
                  100 Fillmore Street
                  Denver, CO 80206

                  Jennison Associates LLC
                  466 Lexington Avenue
                  New York, NY 10017

                  JP Morgan Fleming Asset Management (USA) Inc.
                  522 Fifth Avenue
                  New York, NY 10036

                  JP Morgan Fleming Asset Management (London) Limited 20 Finsbury Street
                  London, England EC2Y9AQ

                  Marsico Capital Management, LLC
                  1200 Seventeenth Street, Suite 1300
                  Denver, CO 80202

                  Massachusetts Financial Services Company
                  500 Boylston Street
                  Boston, MA 02116

                  Mercury Advisors
                  800 Scudder Mill Road
                  Plainsboro, NJ 08536

                  Pacific Investment Management Company
                  840 Newport Center Drive, Suite 300
                  Newport Beach, CA 92660

                  Salomon Brothers Asset Management, Inc.
                  399 Park Avenue
                  New York, NY 10022

                  T. Rowe Price Associates, Inc.
                  100 East Pratt Street
                  Baltimore, MD 21202

                  UBS Global Asset Management (Americas), Inc.
                  One North Wacker Drive
                  Chicago, IL 60606

                  Van Kampen
                  1221 Avenue of the Americas
                  New York, NY 10020


            (f)   ING Funds Services, LLC
                  7337 Doubletree Ranch Road
                  Scottsdale, AZ 85258


Item 29.    Management Services.

            There are no management-related service contracts not discussed in Part A or Part B.

Item 30.    Undertakings

            Not Applicable

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Scottsdale, and the State of Arizona, on the 18th day of July, 2003.



                                             ING INVESTORS TRUST


                                             /s/ Kimberly A. Anderson
                                             -------------------------
                                             Kimberly A. Anderson
                                             Vice President and Secretary


Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


      SIGNATURE                      TITLE                             DATE
      ---------                      -----                             ----

         John G. Turner*             Trustee and Chairman     )
--------------------------------                              )
         John G. Turner                                       )
                                                              )
                                     President and Chief      )
       James M. Hennessy*            Executive Officer        )
--------------------------------                              )
       James M. Hennessy                                      )
                                     Executive Vice President )
                                     and Principal Financial  )
       Michael J. Roland*            Officer                  )
--------------------------------                              )
       Michael J. Roland                                      )
                                                              )    July 18, 2003
        Paul S. Doherty*             Trustee                  )
--------------------------------                              )
        Paul S. Doherty                                       )
                                                              )
       J. Michael Earley**           Trustee                  )
--------------------------------                              )
       J. Michael Earley                                      )
                                                              )
     R. Barbara Gitenstein*          Trustee                  )
--------------------------------                              )
     R. Barbara Gitenstein                                    )
                                                              )

       Walter H. May, Jr. *          Trustee                  )
--------------------------------                              )
       Walter H. May, Jr.                                     )
                                                              )
                                                              )
     Thomas J. McInerney**           Trustee                  )
--------------------------------                              )
     Thomas J. McInerney                                      )
                                                              )
           Jock Patton*              Trustee                  )
--------------------------------                              )
           Jock Patton                                        )
                                                              )
        David W.C. Putnam**          Trustee                  )
--------------------------------                              )
        David W.C. Putnam                                     )
                                                              )
         Blaine E. Rieke*            Trustee                  )
--------------------------------                              )
         Blaine E. Rieke                                      )
                                                              )
        Roger B. Vincent*            Trustee                  )
--------------------------------                              )
        Roger B. Vincent                                      )
                                                              )
      Richard A. Wedemeyer*          Trustee                  )
--------------------------------                              )
      Richard A. Wedemeyer                                    )


*By: /s/ Kimberly A. Anderson
     ------------------------
     Kimberly A. Anderson
     as Attorney-in-Fact**



** Pursuant to powers of attorney for John G. Turner, James M. Hennessy, Michael
J. Roland, Paul S. Doherty, R. Barbara Gitenstein, Walter H. May, Jr., Jock Patton, Blaine E. Reike, Roger B. Vincent and Richard A. Wedemeyer dated February 6, 2003 and filed with the Securities and Exchange Commission on February 10, 2003, and pursuant to powers of attorney for J. Michael Earley, Thomas J. McInerney and David W.C. Putnum dated February 6, 2003 and incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of ING Investors Trust (formerly, The GCG Trust) as filed on April 30, 2003, File No. 33-23512.